UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21281

                      OPPENHEIMER PRINCIPAL PROTECTED TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             Oppenheimerfunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                    Date of reporting period: August 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND(R) PORTFOLIO ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

             Equity               86.7%

             Fixed Income         12.3

             Cash Equivalents      1.0

The Fund seeks exposure to the equity markets by investing in the Oppenheimer Main Street Fund(R). Information relating to the Oppenheimer Main Street Fund's(R) portfolio holdings appears below.

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005, and are based on total market value of investments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R) (UNDERLYING FUND) SECTOR ALLOCATION
--------------------------------------------------------------------------------
Financials                                                                 23.1%
--------------------------------------------------------------------------------
Information Technology                                                     14.0
--------------------------------------------------------------------------------
Health Care                                                                13.4
--------------------------------------------------------------------------------
Energy                                                                     13.3
--------------------------------------------------------------------------------
Industrials                                                                 9.7
--------------------------------------------------------------------------------
Consumer Staples                                                            8.7
--------------------------------------------------------------------------------
Consumer Discretionary                                                      8.6
--------------------------------------------------------------------------------
Utilities                                                                   3.6
--------------------------------------------------------------------------------
Telecommunication Services                                                  3.4
--------------------------------------------------------------------------------
Materials                                                                   2.2

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005, and are based on total market value of common stocks.
--------------------------------------------------------------------------------


              7 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R) (UNDERLYING FUND)
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil & Gas                                                                  12.7%
--------------------------------------------------------------------------------
Diversified Financial Services                                              8.5
--------------------------------------------------------------------------------
Commercial Banks                                                            8.0
--------------------------------------------------------------------------------
Pharmaceuticals                                                             6.5
--------------------------------------------------------------------------------
Insurance                                                                   5.1
--------------------------------------------------------------------------------
Industrial Conglomerates                                                    4.1
--------------------------------------------------------------------------------
Computers & Peripherals                                                     3.9
--------------------------------------------------------------------------------
Health Care Providers & Services                                            3.8
--------------------------------------------------------------------------------
Software                                                                    3.6
--------------------------------------------------------------------------------
Electric Utilities                                                          3.4

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005, and are based on net assets.

OPPENHEIMER MAIN STREET FUND(R) (UNDERLYING FUND)
TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           4.2%
--------------------------------------------------------------------------------
General Electric Co.                                                        3.2
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.6
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             2.3
--------------------------------------------------------------------------------
Johnson & Johnson                                                           2.1
--------------------------------------------------------------------------------
Bank of America Corp.                                                       2.0
--------------------------------------------------------------------------------
Intel Corp.                                                                 2.0
--------------------------------------------------------------------------------
Pfizer, Inc.                                                                1.9
--------------------------------------------------------------------------------
Chevron Corp.                                                               1.8
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          1.4

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


              8 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED AUGUST 31, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE. For the fiscal year ending August 31, 2005, Oppenheimer Principal Protected Main Street Fund(R) Class A shares had a total return of 6.98% which was below Standard & Poor's 500 Index's total return of 12.55%. This underperformance was due to the strong overall stock market performance, especially in the 2nd half of 2004. During periods of rising stock markets, principal protected funds tend to lag behind pure stock market indices, because they typically have less than 100% of their net assets invested in the equity markets. For the fiscal year ending August 31, 2005, the Fund had an average equity weight of 81%. The Fund's main goal is not to chase absolute returns, but to preserve investor's capital, while staying competitive with its peers.

      The equity component of the Fund's portfolio is invested in Class Y shares of the Oppenheimer Main Street Fund(R). The fixed income component is invested primarily in Treasury STRIPS that mature on or around the end of the seven-year Warranty Period. 3 The asset allocation of the Oppenheimer Principal Protected Main Street Fund(R) will shift over time based on market factors such as interest rates, stock market performance and certain volatility measures. Additionally, there is a pre-defined algorithm that dictates the maximum percentage the Fund can invest in equity securities. This algorithm is based in part on current stock weightings and changes in the market environment (including interest rates, stock market performance and volatility).

      OppenheimerFunds' risk management team monitors the Fund's asset allocation and keeps the Fund's equity percentage dynamically set, depending on market conditions. In an up stock market, the Fund buys shares of the underlying fund to take advantage of stock market growth potential. In a down market, the Fund sells shares of the underlying fund and buys Treasury STRIPS to attempt to cushion the Fund's share price from potential declines in stock prices. In a sideways market, the algorithm allows the Fund "to stay still" in order to avoid unnecessary trading costs.

      The Fund began the Warranty Period (8/5/2003) with 60.0% of its net assets invested in the equity component. As of 8/31/2005, 86.7% of the Fund's net assets were invested

3. The Fund invests a significant portion of assets in treasury strips, which are sold at a discount and accrue to par value at maturity. For taxable income purposes the discount on these treasury strips is amortized into income daily using a level yield method over the holding period of the security, thus investors will have taxable income.


              9 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

in the equity component (through Oppenheimer Main Street(R) Class Y shares). The other 12.3% and 1.0% were invested in fixed income and in cash equivalents, respectively.

      For the fiscal year ended August 31, 2005, Oppenheimer Main Street Fund's(R) Class Y shares produced a total return of 12.15%, slightly lower than the 12.55% return of its benchmark, the S&P 500 Index. Management of the underlying fund, the Oppenheimer Main Street Fund(R), attributes this underperformance to the fact that its quantitative models focused primarily on mega-cap stocks during a time in which large-, mid- and small-cap stocks provided higher returns.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2005. In the case of Class A, Class B, Class C and Class N shares, performance is measured from inception of the classes on June 2, 2003. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index of equity securities. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.

OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND MAY NOT BE SUITABLE FOR INVESTORS WHO NEED TO REDEEM SHARES PRIOR TO MATURITY, OR WHO NEED TO RECEIVE DIVIDENDS IN CASH.


             10 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Principal Protected Main Street Fund(R) (Class A)

   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Principal Protected
                       Main Street Fund(R) (Class A)    S&P 500 Index
                      -------------------------------   -------------
  06-02-2003                        9,425                   10,000
  08-31-2003                        9,689                   10,507
  11-30-2003                       10,141                   11,080
  02-29-2004                       10,773                   12,040
  05-31-2004                       10,440                   11,832
  08-31-2004                       10,354                   11,710
  11-30-2004                       10,706                   12,503
  02-28-2005                       10,951                   12,879
  05-31-2005                       10,864                   12,806
  08-31-2005                       11,077                   13,180

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year 0.83%   Since Inception (6/2/03) 4.66%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR, IF REDEEMED PRIOR TO THE END OF THE WARRANTY PERIOD (AUGUST 5, 2010), LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT
1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C AND CLASS N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 15 FOR FURTHER INFORMATION.


              11 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------
CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Principal Protected Main Street Fund(R) (Class B)

   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Principal Protected
                       Main Street Fund(R) (Class B)    S&P 500 Index
                      -------------------------------   -------------
  06-02-2003                       10,000                   10,000
  08-31-2003                       10,280                   10,507
  11-30-2003                       10,730                   11,080
  02-29-2004                       11,374                   12,040
  05-31-2004                       11,012                   11,832
  08-31-2004                       10,891                   11,710
  11-30-2004                       11,243                   12,503
  02-28-2005                       11,486                   12,879
  05-31-2005                       11,364                   12,806
  08-31-2005                       11,267                   13,180

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year 1.21%   Since Inception (6/2/03) 5.45%


              12 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Principal Protected Main Street Fund(R) (Class C)

   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Principal Protected
                       Main Street Fund(R) (Class C)    S&P 500 Index
                      -------------------------------   -------------
  06-02-2003                       10,000                   10,000
  08-31-2003                       10,280                   10,507
  11-30-2003                       10,730                   11,080
  02-29-2004                       11,375                   12,040
  05-31-2004                       11,012                   11,832
  08-31-2004                       10,892                   11,710
  11-30-2004                       11,244                   12,503
  02-28-2005                       11,480                   12,879
  05-31-2005                       11,369                   12,806
  08-31-2005                       11,572                   13,180

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year 5.24%   Since Inception (6/2/03) 6.71%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR, IF REDEEMED PRIOR TO THE END OF THE WARRANTY PERIOD (AUGUST 5, 2010), LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT
1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C AND CLASS N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 15 FOR FURTHER INFORMATION.


              13 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Principal Protected Main Street Fund(R) (Class N)

   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Principal Protected
                       Main Street Fund(R) (Class N)    S&P 500 Index
                      -------------------------------   -------------
  06-02-2003                       10,000                   10,000
  08-31-2003                       10,280                   10,507
  11-30-2003                       10,750                   11,080
  02-29-2004                       11,417                   12,040
  05-31-2004                       11,064                   11,832
  08-31-2004                       10,953                   11,710
  11-30-2004                       11,326                   12,503
  02-28-2005                       11,580                   12,879
  05-31-2005                       11,478                   12,806
  08-31-2005                       11,703                   13,180

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year 5.85%   Since Inception (6/2/03) 7.25%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR, IF REDEEMED PRIOR TO THE END OF THE WARRANTY PERIOD (AUGUST 5, 2010), LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT
1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C AND CLASS N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 15 FOR FURTHER INFORMATION.


              14 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

The Fund has entered into a warranty agreement with Merrill Lynch Bank USA, "the warranty provider" to make sure that the value of each shareholder's account on the maturity date (August 5, 2010) will be at least equal to a shareholder's original investment (reduced by any adjustments to the warranty amount permitted by the Warranty Agreement, and less any redemptions of Fund shares or distributions taken in cash, sales charges, and extraordinary Fund expenses). The warranty is solely the obligation of the warranty provider to the Fund, not to shareholders. The warranty does not guarantee performance of the Fund. The ability of the Fund to maintain the value of your original investment is dependent on the ability of the warranty provider to make a payment to the Fund on the maturity date.

The principal risks of an investment in the Fund during the Warranty Period and the Post-Warranty Period are those generally attributable to investing in stocks and debt securities. Because the Fund invests in both stocks and debt securities during the Warranty Period, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when debt securities are in favor.


              15 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES
--------------------------------------------------------------------------------

Shareholders could lose money by investing in this Fund. A shareholder's warranted amount will be reduced, as more fully described in the prospectus, if the shareholder takes any dividends or distributions in cash instead of reinvesting them in additional shares of the Fund, redeems any shares before the Maturity Date, if there are extraordinary expenses incurred by the Fund (as such expenses are not covered by the Warranty Agreement), if the Fund or the Manager fails to perform certain obligations under the Warranty Agreement, or if the Warranty Provider fails to or is unable to meet its obligations under the Warranty Agreement.

The warranty is solely the obligation of the warranty provider. It is possible that the financial position of the warranty provider may deteriorate. Shareholders could lose money if the warranty provider fails to or is unable to perform its obligations under the warranty. The Fund's assets and the obligations of the warranty provider are not guaranteed by Merrill Lynch & Co., Inc. (the warranty provider's parent company), the United States Government, the Manager or any other entity or person. The lack of a guarantee of the warranty provider's obligations under the warranty presents some risks to shareholders if the warranty provider fails or is unable to honor its obligations to the Fund on the Maturity Date under the warranty.

Distributions from the Fund are taxable whether or not you reinvest them in additional shares of the Fund. The warranty provider's obligation to make payment to the Fund is not guaranteed by any entity and the Fund is not obligated to replace the warranty provider should it be unable to make the payments necessary to support the warranted amount. The warranty agreement fees increase the Fund's expenses that you pay and therefore the expenses of this Fund will be higher than the expenses of a Fund that does not offer principal protection.

The Fund offered its shares to the public from May 30, 2003 through July 31, 2003. From August 5, 2003, and until August 5, 2010, shares of the Fund will only be issued upon reinvestment of dividends and distributions.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


              16 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


              17 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                            BEGINNING         ENDING           EXPENSES
                            ACCOUNT           ACCOUNT          PAID DURING
                            VALUE             VALUE            6 MONTHS ENDED
                            (3/1/05)          (8/31/05)        AUGUST 31, 2005
--------------------------------------------------------------------------------
Class A Actual              $1,000.00         $1,011.50        $5.34
--------------------------------------------------------------------------------
Class A Hypothetical         1,000.00          1,019.91         5.36
--------------------------------------------------------------------------------
Class B Actual               1,000.00          1,007.10         9.25
--------------------------------------------------------------------------------
Class B Hypothetical         1,000.00          1,016.03         9.29
--------------------------------------------------------------------------------
Class C Actual               1,000.00          1,007.90         9.15
--------------------------------------------------------------------------------
Class C Hypothetical         1,000.00          1,016.13         9.19
--------------------------------------------------------------------------------
Class N Actual               1,000.00          1,010.60         6.25
--------------------------------------------------------------------------------
Class N Hypothetical         1,000.00          1,019.00         6.28

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended August 31, 2005 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A            1.05%
----------------------------
Class B            1.82
----------------------------
Class C            1.80
----------------------------
Class N            1.23

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


              18 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF INVESTMENTS  August 31, 2005
--------------------------------------------------------------------------------

                                                                                                             VALUE
                                                                                        SHARES          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES EQUITY FUNDS--87.0%
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y 1 (Cost $158,638,395)                            5,428,525       $ 197,489,728

                                                                                     PRINCIPAL
                                                                                        AMOUNT
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--12.3%
-------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, 4.14%, 5/15/10 2                                    $  15,400,000          12,923,942
-------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., STRIPS, 4.11%, 8/15/10 2                                        18,400,000          15,166,273
                                                                                                     --------------
Total U.S. Government Obligations (Cost $27,743,638)                                                    28,090,215

-------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.0%
-------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.51% in joint repurchase agreement (Principal Amount/
Value $438,604,000, with a maturity value of $438,647,129) with UBS Warburg
LLC, 3.54%, dated 8/31/05, to be repurchased at $2,219,218 on 9/1/05, collateralized by Federal National Mortgage Assn., 6%, 4/1/35, with
a value of $447,924,090 (Cost $2,219,000)                                            2,219,000           2,219,000

-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $188,601,033)                                          100.3%        227,798,943
-------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                     (0.3)           (781,241)
                                                                                 ----------------------------------
NET ASSETS                                                                               100.0%      $ 227,017,702
                                                                                 ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Affiliated company. Represents ownership of an affiliated fund, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2005 amounts to $197,489,728. Transactions during the period in which the issuer was an affiliate are as follows:

                                                       SHARES           GROSS            GROSS              SHARES
                                              AUGUST 31, 2004       ADDITIONS       REDUCTIONS     AUGUST 31, 2005
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                 5,250,414       4,397,829       (4,219,718)          5,428,525

                                                                        VALUE         DIVIDEND            REALIZED
                                                                   SEE NOTE 1           INCOME                LOSS
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                             $ 197,489,728    $   3,084,370       $   1,848,864

2. Zero coupon bond reflects effective yield on the date of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              19 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2005
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $29,962,638)                                                $  30,309,215
Affiliated companies (cost $158,638,395)                                                   197,489,728
                                                                                         --------------
                                                                                           227,798,943
-------------------------------------------------------------------------------------------------------
Cash                                                                                             7,101
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                           218
Other                                                                                            5,265
                                                                                         --------------
Total assets                                                                               227,811,527

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                         369,235
Warranty agreement fees                                                                        230,261
Distribution and service plan fees                                                              97,520
Legal, auditing and other professional fees                                                     48,220
Shareholder communications                                                                      22,144
Transfer and shareholder servicing agent fees                                                   14,866
Trustees' compensation                                                                           5,432
Other                                                                                            6,147
                                                                                         --------------
Total liabilities                                                                              793,825

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 227,017,702
                                                                                         ==============

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                               $      19,871
-------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 190,344,512
-------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                               (109,396)
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                (2,435,195)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                  39,197,910
                                                                                         --------------
NET ASSETS                                                                               $ 227,017,702
                                                                                         ==============


              20 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $64,304,005 and
5,609,445 shares of beneficial interest outstanding)                                                $11.46
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)     $12.16
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $117,057,007 and 10,265,361 shares
of beneficial interest outstanding)                                                                 $11.40
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $41,332,364 and 3,618,688 shares
of beneficial interest outstanding)                                                                 $11.42
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $4,324,326 and 377,542 shares of
beneficial interest outstanding)                                                                    $11.45

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              21 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends from affiliated companies                               $   3,084,370
--------------------------------------------------------------------------------
Interest                                                              1,832,262
                                                                  --------------
Total investment income                                               4,916,632

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         327,588
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 170,609
Class B                                                               1,208,196
Class C                                                                 461,307
Class N                                                                  23,249
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  47,054
Class B                                                                  96,708
Class C                                                                  32,627
Class N                                                                     864
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  13,304
Class B                                                                  26,742
Class C                                                                   8,222
Class N                                                                     213
--------------------------------------------------------------------------------
Warranty agreement fees                                               1,442,329
--------------------------------------------------------------------------------
Custodian fees and expenses                                              11,771
--------------------------------------------------------------------------------
Trustees' compensation                                                    8,563
--------------------------------------------------------------------------------
Other                                                                    40,100
                                                                  --------------
Total expenses                                                        3,919,446
Less reduction to custodian expenses                                    (11,329)
Less waivers and reimbursements of expenses                            (138,268)
                                                                  --------------
Net expenses                                                          3,769,849

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 1,146,783

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Unaffiliated companies                                                  416,227
Affiliated companies                                                 (1,848,864)
                                                                  --------------
Net realized loss                                                    (1,432,637)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 15,647,720

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  15,361,866
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              22 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                    2005             2004
-----------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------
Net investment income                                           $   1,146,783    $     298,549
-----------------------------------------------------------------------------------------------
Net realized gain (loss)                                           (1,432,637)         733,006
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation                              15,647,720       16,062,701
                                                                -------------------------------
Net increase in net assets resulting from operations               15,361,866       17,094,256

-----------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                              (740,479)        (483,371)
Class B                                                              (334,234)        (459,193)
Class C                                                               (60,042)        (225,058)
Class N                                                               (37,650)         (28,161)
-----------------------------------------------------------------------------------------------
Tax return of capital distribution from net investment income:
Class A                                                               (26,368)        (138,125)
Class B                                                               (46,339)        (223,202)
Class C                                                               (17,685)        (104,341)
Class N                                                                (1,785)          (9,493)
-----------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                              (116,398)        (132,440)
Class B                                                              (196,622)        (206,129)
Class C                                                               (77,353)         (99,883)
Class N                                                                (6,968)          (9,001)
-----------------------------------------------------------------------------------------------
Tax return of capital distribution from net realized gain:
Class A                                                              (243,697)              --
Class B                                                              (428,267)              --
Class C                                                              (163,449)              --
Class N                                                               (16,502)              --

-----------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from beneficial
interest transactions:
Class A                                                           (10,988,559)     (11,842,886)
Class B                                                           (11,713,778)      (7,092,628)
Class C                                                           (13,016,364)     (11,893,836)
Class N                                                            (1,038,745)        (647,857)

-----------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------
Total decrease                                                    (23,909,418)     (16,501,348)
-----------------------------------------------------------------------------------------------
Beginning of period                                               250,927,120      267,428,468
                                                                -------------------------------
End of period (including accumulated net investment loss of
$109,396 and $128,418, respectively)                            $ 227,017,702    $ 250,927,120
                                                                ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              23 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A  YEAR ENDED AUGUST 31,                                                     2005           2004           2003 1
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $     10.88     $    10.28     $    10.00
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                               .11 2          .07             -- 3
Net realized and unrealized gain                                                    .65            .64            .28
                                                                            --------------------------------------------
Total from investment operations                                                    .76            .71            .28
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.12)          (.07)            --
Tax return of capital distribution from net investment income                        -- 3           --             --
Dividends from net realized gain                                                   (.02)          (.02)            --
Tax return of capital distribution from net realized gain                          (.04)          (.02)            --
                                                                            --------------------------------------------
Total dividends and/or distributions to shareholders                               (.18)          (.11)            --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $     11.46     $    10.88     $    10.28
                                                                            ============================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                                 6.98%          6.87%          2.80%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                    $    64,304     $   71,666     $   78,758
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                           $    68,812     $   78,668     $   39,416
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                              1.02%          0.65%          0.35%
Total expenses                                                                     1.10% 6        1.14% 6        1.13% 6
Less reimbursement of management fees during offering period                         --             --          (0.32)%
Payments and waivers and reduction to custodian expenses                          (0.06)%        (0.12)%           --
                                                                            --------------------------------------------
Net expenses                                                                       1.04%          1.02%          0.81% 7
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                             122%           179%            12%

1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Expenses paid including all underlying fund expenses was as follows:

            Year Ended August 31, 2005        1.16%
            Year Ended August 31, 2004        1.60%
            Year Ended August 31, 2003        1.38%

7. For this period reduction to custodian expenses was zero.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              24 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

CLASS B  YEAR ENDED AUGUST 31,                                                      2005            2004            2003 1
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $      10.82     $     10.28     $     10.00
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                                         .03 2          (.02)             -- 3
Net realized and unrealized gain                                                     .64             .63             .28
                                                                            -----------------------------------------------
Total from investment operations                                                     .67             .61             .28
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                (.03)           (.03)             --
Tax return of capital distribution from net investment income                         -- 3            --              --
Dividends from net realized gain                                                    (.02)           (.02)             --
Tax return of capital distribution from net realized gain                           (.04)           (.02)             --
                                                                            -----------------------------------------------
Total dividends and/or distributions to shareholders                                (.09)           (.07)             --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $      11.40     $     10.82     $     10.28
                                                                            ===============================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                                  6.21%           5.94%           2.80%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                                    $    117,057     $   122,411     $   122,968
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                           $    120,928     $   127,128     $    64,461
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                                        0.23%          (0.14)%         (0.20)%
Total expenses                                                                      1.86% 6         1.89% 6         1.88% 6
Less reimbursement of management fees during offering period                          --              --           (0.32)%
Less reimbursement to maintain yield                                                  --              --           (0.31)%
Payments and waivers and reduction to custodian expenses                           (0.06)%         (0.12)%            --
                                                                            -----------------------------------------------
Net expenses                                                                        1.80%           1.77%           1.25% 7
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                              122%            179%             12%

1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Expenses paid including all underlying fund expenses was as follows:

            Year Ended August 31, 2005        1.92%
            Year Ended August 31, 2004        2.35%
            Year Ended August 31, 2003        2.13%

7. For this period reduction to custodian expenses was zero.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              25 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C  YEAR ENDED AUGUST 31,                                                     2005           2004           2003 1
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $     10.82     $    10.28     $    10.00
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                                        .03 2         (.02)            -- 3
Net realized and unrealized gain                                                    .65            .64            .28
                                                                            --------------------------------------------
Total from investment operations                                                    .68            .62            .28
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.02)          (.04)            --
Tax return of capital distribution from net investment income                        -- 3           --             --
Dividends from net realized gain                                                   (.02)          (.02)            --
Tax return of capital distribution from net realized gain                          (.04)          (.02)            --
                                                                            --------------------------------------------
Total dividends and/or distributions to shareholders                               (.08)          (.08)            --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $     11.42     $    10.82     $    10.28
                                                                            ============================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                                 6.24%          5.95%          2.80%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                    $    41,333     $   51,741     $   60,271
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                           $    46,152     $   59,429     $   31,946
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                                       0.29%         (0.10)%        (0.20)%
Total expenses                                                                     1.85% 6        1.88% 6        1.88% 6
Less reimbursement of management fees during offering period                         --             --          (0.32)%
Less reimbursement to maintain yield                                                 --             --          (0.32)%
Payments and waivers and reduction to custodian expenses                          (0.06)%        (0.12)%           --
                                                                            --------------------------------------------
Net expenses                                                                       1.79%          1.76%          1.24% 7
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                             122%           179%            12%

1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Expenses paid including all underlying fund expenses was as follows:

            Year Ended August 31, 2005      1.91%
            Year Ended August 31, 2004      2.34%
            Year Ended August 31, 2003      2.13%

7. For this period reduction to custodian expenses was zero.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              26 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

CLASS N  YEAR ENDED AUGUST 31,                                                     2005           2004           2003 1
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $     10.86     $    10.28     $    10.00
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                               .09 2          .05             -- 3
Net realized and unrealized gain                                                    .65            .63            .28
                                                                            --------------------------------------------
Total from investment operations                                                    .74            .68            .28
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                               (.09)          (.06)            --
Tax return of capital distribution from net investment income                        -- 3           --             --
Dividends from net realized gain                                                   (.02)          (.02)            --
Tax return of capital distribution from net realized gain                          (.04)          (.02)            --
                                                                            --------------------------------------------
Total dividends and/or distributions to shareholders                               (.15)          (.10)            --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $     11.45     $    10.86     $    10.28
                                                                            ============================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                                 6.85%          6.55%          2.80%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                    $     4,324     $    5,109     $    5,432
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                           $     4,659     $    5,408     $    3,713
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                              0.77%          0.46%          0.06%
Total expenses                                                                     1.28% 6        1.34% 6        1.38% 6
Less reimbursement of management fees during offering period                         --             --          (0.32)%
Payments and waivers and reduction to custodian expenses                          (0.06)%        (0.12)%           --
                                                                            --------------------------------------------
Net expenses                                                                       1.22%          1.22%          1.06% 7
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                             122%           179%            12%

1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Expenses paid including all underlying fund expenses was as follows:

            Year Ended August 31, 2005      1.34%
            Year Ended August 31, 2004      1.80%
            Year Ended August 31, 2003      1.63%

7. For this period reduction to custodian expenses was zero.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              27 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Principal Protected Main Street Fund (the Fund), a series of Oppenheimer Principal Protected Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. During the Warranty Period, the Fund will seek capital preservation in order to have a net asset value on the Maturity Date at least equal to the Warranty Amount. The Fund seeks high total return as a secondary objective. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund were offered during the Offering Period (May 30, 2003 to July 31, 2003). Shares are not offered during the Warranty Period (August 5, 2003 to August 5, 2010) to the Maturity Date (August 5, 2010) except in connection with reinvestment of dividends and distributions. During the Warranty Period, the Fund will allocate its assets between Oppenheimer Main Street Fund (the Underlying Fund) and certain U.S. government securities. The Fund offered Class A, Class B, Class C and Class N shares. Class A shares were sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares were sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares were sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 88 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
WARRANTY AGREEMENT. The Fund has entered into a Financial Warranty Agreement with Merrill Lynch Bank USA (the Warranty Provider) to ensure that on the Maturity Date each shareholder's account will be no less than the value of that shareholder's account on the second business day after the end of the Offering Period (the Warranty Amount). This value will include net income, if any, earned by the Fund during the offering period and be reduced by adjustments permitted under the Warranty Agreement, sales charges, applicable share of extraordinary expenses and proportionately reduced for dividends and distributions paid in cash and redemptions of Fund shares. To avoid a reduced Warranty Amount, shareholders must reinvest all dividends and distributions received from the Fund to purchase additional shares of the Fund and must not redeem any shares of the Fund during the Warranty Period. If the value of the Fund's assets on the Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Warranty Amount, the Warranty Provider will pay the Fund an amount equal to the excess of his or her Warranty Amount over his or her account value. The Financial Warranty is solely the obligation of the Warranty Provider.


              28 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

It is possible that the financial position of the Warranty Provider may deteriorate and it would be unable to satisfy its obligations under the Financial Warranty. The Fund's assets and the obligations of the Warranty Provider under the Warranty Agreement are not guaranteed by Merrill Lynch & Co., Inc. (the Warranty Provider's parent company), the United States Government, the Manager, or any other entity or person. The Warranty Agreement requires the Manager, on behalf of the Fund, to comply with certain agreed upon investment parameters in an attempt to limit the Fund's risk. If the Manager fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty Provider may terminate its Financial Warranty in certain limited circumstances. The Warranty Provider may monitor the Fund's compliance with the Warranty Agreement solely to protect the interests of the Warranty Provider and not the Fund's shareholders.

      The fee paid to the Warranty Provider is an annual fee of 0.60% of the average daily net assets of the Fund. If the Fund is required to make a complete and irreversible allocation of its assets to the debt portfolio, the Warranty Fee will thereafter be reduced to 0.35% of the average daily net assets of the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The allocation of the Fund's assets between the debt portfolio and the equity portfolio will vary over time based upon the Warranty Formula. The formula is intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty Amount.

      During the Warranty Period, the Fund will invest a portion of its assets, and in certain circumstances, the Fund may invest all of its assets, in U.S. government securities having maturities approximately equal to the period remaining in the Warranty Period. Long-term debt securities having a remaining maturity in excess of 60 days will be valued at the mean between the "bid" and "asked" prices. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

      The Fund invests the equity portfolio in Class Y shares of Oppenheimer Main Street Fund (the Underlying Fund). The net asset value of the Underlying Fund is determined as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be


              29 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                            NET UNREALIZED
                                                              APPRECIATION
                                                          BASED ON COST OF
                                                            SECURITIES AND
  UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
  NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
  INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
  ------------------------------------------------------------------------
  $--                        $--           $2,027,310          $38,790,025

1. As of August 31, 2005, the Fund had $2,027,310 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2014.

2. During the fiscal year ended August 31, 2005, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended August 31, 2004, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                  REDUCTION TO      REDUCTION TO
                                   ACCUMULATED   ACCUMULATED NET
              REDUCTION TO      NET INVESTMENT     REALIZED LOSS
              PAID-IN CAPITAL             LOSS    ON INVESTMENTS
              --------------------------------------------------
              $988,735                $136,821          $851,914


             30 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

The tax character of distributions paid during the years ended August 31, 2005 and August 31, 2004 was as follows:

                                         YEAR ENDED        YEAR ENDED
                                    AUGUST 31, 2005   AUGUST 31, 2004
         ------------------------------------------------------------
         Distributions paid from:
         Ordinary income            $     1,172,405   $       601,524
         Long-term capital gain             397,341         1,041,712
         Return of capital                  944,092           475,161
                                    ---------------------------------
         Total                      $     2,513,838   $     2,118,397
                                    =================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities  $ 189,008,918
                                            ==============
            Gross unrealized appreciation   $  38,996,054
            Gross unrealized depreciation        (206,029)
                                            --------------
            Net unrealized appreciation     $  38,790,025
                                            ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at


              31 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                             YEAR ENDED AUGUST 31, 2005   YEAR ENDED AUGUST 31, 2004
                                                 SHARES          AMOUNT       SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A
Sold                                                 --   $          --           --   $          --
Dividends and/or distributions reinvested        89,132       1,017,885       66,031         746,580
Redeemed                                     (1,068,185)    (12,006,444)  (1,135,729)    (12,589,466)
                                            ---------------------------------------------------------
Net decrease                                   (979,053)  $ (10,988,559)  (1,069,698)  $ (11,842,886)
                                            =========================================================

-----------------------------------------------------------------------------------------------------
CLASS B
Sold                                                 --   $          --           --   $          --
Dividends and/or distributions reinvested        74,867         854,981       65,445         719,894
Redeemed                                     (1,121,129)    (12,568,759)    (719,209)     (7,812,522)
                                            ---------------------------------------------------------
Net decrease                                 (1,046,262)  $ (11,713,778)    (653,764)  $  (7,092,628)
                                            =========================================================


              32 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                             YEAR ENDED AUGUST 31, 2005   YEAR ENDED AUGUST 31, 2004
                                                 SHARES          AMOUNT       SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS C
Sold                                                 --   $          --           --   $          --
Dividends and/or distributions reinvested        20,067         229,565       25,625         451,966
Redeemed                                     (1,182,239)    (13,245,929)  (1,109,424)    (12,345,802)
                                            ---------------------------------------------------------
Net decrease                                 (1,162,172)  $ (13,016,364)  (1,083,799)  $ (11,893,836)
                                            =========================================================

-----------------------------------------------------------------------------------------------------
CLASS N
Sold                                                 --   $          --           --   $          --
Dividends and/or distributions reinvested         5,502          62,890        4,395          48,349
Redeemed                                        (98,232)     (1,101,635)     (62,448)       (696,206)
                                            ---------------------------------------------------------
Net decrease                                    (92,730)  $  (1,038,745)     (58,053)  $    (647,857)
                                            =========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2005, were as follows:

                                                PURCHASES           SALES
    ---------------------------------------------------------------------
    Investment securities                   $ 154,241,925   $ 144,501,201
    U.S. government and government
    agency obligations                        138,694,472     189,045,578

    ---------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the average annual net assets of the Fund reduced by the amount of advisory fees paid to the Manager by the Underlying Fund relating to the Fund's assets invested in the Underlying Fund. However, the management fees shall not be reduced below zero. Management fees will apply during the Warranty Period and the Post-Warranty Period.

      If during the Warranty Period 100% of the Fund's assets are completely and irreversibly invested in the debt portfolio, the management fee will be at an annual rate of 0.25% of the average annual net assets of the Fund, and if that occurs the Manager will further reduce its management fee to the extent necessary so that total annual operating expenses of the Fund (other than Extraordinary Expenses such as litigation costs) do not exceed 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares and 1.55% for Class N shares. However, if this reduction in the management fee is not sufficient to reduce total annual operating expenses to these limits, the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits. Furthermore, if expenses exceed these expense limits, the Warranty Amount will be reduced by any expenses that exceed those limits. The Manager voluntarily waived its management fee during the Offering Period. In addition, during the Warranty Period the Manager has voluntarily agreed to reduce the management fee payable by the Fund by


              33 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

0.00833% per month in any month following a month where the Fund's average daily equity allocation was less than 10%. Those voluntary undertakings may be amended or eliminated at any time.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2005, the Fund paid $179,626 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2005 for Class B, Class C and Class N shares were $3,950,012, $738,951 and $94,174, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance,


              34 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                        CLASS A         CLASS B         CLASS C        CLASS N
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT     CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED       DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES  SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY    RETAINED BY
YEAR ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR
----------------------------------------------------------------------------------------------
August 31, 2005             $--          $1,195        $350,078         $44,714           $209
----------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to reimburse the Fund for expenses equal to the Underlying Fund expenses, other than Underlying Fund management fees, paid by the Fund as a shareholder of the Underlying Fund. That expense reimbursement will fluctuate as the Fund's allocation between the Underlying Fund and the debt portfolio changes. During the year ended August 31, 2005, the Manager reimbursed the Fund $138,268. This voluntary undertaking may be amended or eliminated at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005, and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.


              35 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

5. LITIGATION Continued

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


              36 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Principal Protected Main Street Fund, a series of Oppenheimer Principal Protected Trust, including the statement of investments, as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Principal Protected Main Street Fund as of August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
October 17, 2005


              37 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FEDERAL INCOME  TAX  INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends and distributions of $0.1790, $0.0920, $0.0757 and $0.1533 per share were paid to Class A, Class B, Class C and Class N shareholders, respectively, on December 31, 2004, of which $0.0572 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended August 31, 2005 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended August 31, 2005 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $1,114,635 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


              38 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

PORTFOLIO PROXY  VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


              39 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of the Fund's portfolio managers and the Manager's risk management team, equity and balanced funds investment team and fixed income investment team and analysts. The allocation of the Fund's assets between shares of Oppenheimer Main Street Fund and fixed-income securities has been managed by Rudi Schadt since the Fund commenced operations in June 2003. Mr. Schadt is a Vice President of the Fund and a Vice President, Director of Research in Product Design and Risk Management of the Manager and has


              40 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND had over 12 years of risk management experience. The Fund's fixed-income component has been managed by Angelo Manioudakis since the Fund commenced operations in June 2003. Mr. Manioudakis is a Vice President of the Fund and a Senior Vice President of the Manager and has had over 12 years of experience managing fixed-income investments.

      The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other balanced target maturity funds including both funds advised by the Manager and funds advised by other investment advisers. The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-year and since inception performance were both better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other balanced target maturity funds with comparable asset levels and distribution features. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager. The Board noted that the Fund's management fees and total expenses are both lower than its peer group average. The Board also considered that the Manager reimburses the Fund for the full amount of its pro-rata share of the expenses, other than extraordinary expenses, that it incurs from investing in shares of Oppenheimer Main Street Fund. The Board also considered that the Manager has agreed to reduce its fees, in certain circumstances, based on the percentage of the Fund's assets that is invested in debt securities.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's management fee.


              41 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
--------------------------------------------------------------------------------

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations and considerations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates from the Fund are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


              42 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
FUND, LENGTH OF SERVICE, AGE      NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                          CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,             Chairman of the following private mortgage banking companies: Cherry Creek
Chairman of the Board             Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994),
of Trustees (since 2003)          and The El Paso Mortgage Company (since 1993); Chairman of the following
and Trustee (since 2003)          private companies: Ambassador Media Corporation (since 1984) and Broadway
Age: 68                           Ventures (since 1984); Director of the following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (since
                                  1991) and The Lynde and Harry Bradley Foundation, Inc. (non-profit organization)
                                  (since 2002); former Chairman of the following: Transland Financial Services, Inc.
                                  (private mortgage banking company) (1997-2003), Great Frontier Insurance (insurance agency) (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage)
                                  (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology
                                  Corporation (computer equipment company) (1991-2003) and International Family
                                  Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January
                                  1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                   Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 2003)              equity funds) (until February 2001); Chairman, President and Chief Executive
Age: 74                           Officer of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards &
                                  Sons, Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company
                                  (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards, Inc.
                                  (until March 1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March 1999);
                                  Chairman of A.G. Edwards Trust Company (until March 1999) and A.G.E. Asset Management
                                  (investment adviser) (until March 1999). Oversees 38 portfolios in the
                                  OppenheimerFunds complex.

GEORGE C. BOWEN,                  Assistant Secretary and Director of Centennial Asset Management Corporation
Trustee (since 2003)              (December 1991-April 1999); President, Treasurer and Director of Centennial
Age: 69                           Capital Corporation (June 1989-April 1999); Chief Executive Officer and Director
                                  of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager
                                  (September 1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                Member of The Life Guard of Mount Vernon (George Washington historical site) (since
Trustee (since 2003)              June 2000); Director of Genetic ID, Inc. (biotech company) (March 2001-May 2002);
Age: 67                           Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999);
                                  Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group
                                  (July 1994-June 1998). Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                    Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 2003)              Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 63                           Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky
                                  Mountain Elk Foundation (non-profit organization) (February 1998-February 2003);
                                  Chairman and Director (until October 1996) and President and Chief Executive Officer
                                  (until October 1995) of the Manager; President, Chief Executive Officer and Director
                                  of the following: Oppenheimer Acquisition Corp.


              43 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JON S. FOSSEL,                    ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and
Continued                         Shareholder Financial Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                     Director of Colorado Uplift (charitable organization) (since September 1984). Mr.
Trustee (since 2003)              Freedman held several positions with the Manager and with subsidiary or affiliated
Age: 64                           companies of the Manager (until October 1994). Oversees 38 portfolios in the
                                  OppenheimerFunds complex.

BEVERLY L. HAMILTON,              Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2003)              (since February 2000); Director of The California Endowment (philanthropic
Age: 58                           organization) (since April 2002); Director of Community Hospital of Monterey
                                  Peninsula (since February 2002); Director of American Funds' Emerging Markets Growth
                                  Fund, Inc. (mutual fund) (since October 1991); President of ARCO Investment
                                  Management Company (February 1991-April 2000); Member of the investment committees of
                                  The Rockefeller Foundation and The University of Michigan; Advisor at Credit Suisse
                                  First Boston's Sprout venture capital unit (venture capital fund) (1994-January
                                  2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June
                                  2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June
                                  2004); Member of the investment committee of Hartford Hospital (2000-2003); and
                                  Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the
                                  OppenheimerFunds complex.

ROBERT J. MALONE,                 Director of Jones International University (educational organization) (since August
Trustee (since 2003)              2005); Chairman, Chief Executive Officer and Director of Steele Street State Bank
Age: 61                           (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S.
                                  Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of
                                  Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones
                                  Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas
                                  exploration) (1997-February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,         Trustee of MassMutual Select Funds (formerly Institutional Funds) (investment company)
Trustee (since 2003)              (since 1996) and MML Series Investment Fund (investment company) (since 1996), the
Age: 63                           Springfield Library and Museum Association (museums) (since 1995) and the Community
                                  Music School of Springfield (music school) (since 1996); Chairman and Trustee (since
                                  2003) and Chairman of the Investment Committee (since 1994) of the Worcester Polytech
                                  Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B.
                                  (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Member of the
                                  Investment Committee of the Community Foundation of Western Massachusetts (1998-
                                  2003); and Executive Vice President of Peoples Heritage Financial Group, Inc.
                                  (commercial bank) (January 1999-July 1999). Oversees 40 portfolios in the
                                  OppenheimerFunds complex.


              44 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

-----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                       FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                  TERM, AND AS AN OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                                  DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                  OPPENHEIMER FUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director (since June 2001) and President
President and                     (since September 2000) of the Manager; President and Director or Trustee of other
Principal Executive Officer       Oppenheimer funds; President and Director of OAC and of Oppenheimer Partnership
(since 2001)                      Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001);
and Trustee                       Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since
(since 2003)                      November 2001); Chairman and Director of Shareholder Services, Inc. and of
Age: 56                           Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager)
                                  (since July 2001); President and Director of OppenheimerFunds Legacy Program
                                  (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional
                                  Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                                  Management Corporation and Tremont Capital Management, Inc. (since November 2001),
                                  HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                  July 2001); President (since November 2001) and Director (since July 2001) of
                                  Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts
                                  Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management
                                  LLC) (since June 1995); Member of the Investment Company Institute's Board of
                                  Governors (since October 3, 2003); Chief Operating Officer of the Manager (September
                                  2000-June 2001); President and Trustee of MML Series Investment Fund and MassMutual
                                  Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                  Executive Officer and Director of MML Bay State Life Insurance Company (September
                                  1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                                  (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 87
                                  portfolios as a Trustee or Director and officer in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
OF THE FUND                       MANIOUDAKIS, SCHADT, AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                                  11TH FLOOR, NEW YORK, NY 10281-1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON
                                  WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS
                                  OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

ANGELO G. MANIOUDAKIS,            Senior Vice President of the Manager (since April 2002), of HarbourView Asset
Vice President                    Management Corporation (since April 2002) and of OFI Institutional Asset Management,
(since 2003)                      Inc. (since June 2002). Formerly Executive Director and portfolio manager for Miller,
Age: 38                           Anderson & Sherrerd, a division of Morgan Stanley Investment Management (August
                                  1993-April 2002). An officer of 14 portfolios in the OppenheimerFunds complex.

RUDI SCHADT,                      Vice President, Director of Research, Product Design and Risk Management of the
Vice President                    Manager. Prior to joining the Manager in February 2002 he was a Director and Senior
(since 2004)                      Quantitative Analyst (September 2000-April 2001) at UBS Asset Management prior to
Age: 47                           which he was an Associate Director and Senior Researcher (June 1997-August 2000) at
                                  State Street Global Investors. An officer of 2 portfolios in the OppenheimerFunds complex.


              45 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March 2004);
Vice President and                Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Chief Compliance Officer          Corporation and Shareholder Services, Inc. (since June 1983); Vice President and
(since 2004)                      Director of Internal Audit of the Manager (1997-February 2004). An officer of 87
Age: 55                           portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and                     the following: HarbourView Asset Management Corporation, Shareholder Financial
Principal Financial and           Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Accounting Officer                Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
(since 2003)                      Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
Age: 46                           OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc.
                                  (since November 2000), and OppenheimerFunds Legacy Program (since June 2003);
                                  Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since
                                  March 1999), Centennial Asset Management Corporation (March 1999-October 2003) and
                                  OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief Operating
                                  Officer of Bankers Trust Company-Mutual Fund Services Division (March 1995-March
                                  1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002)
Vice President and Secretary      of the Manager; General Counsel and Director of the Distributor (since December
(since 2003)                      2001); General Counsel of Centennial Asset Management Corporation (since December
Age: 57                           2001); Senior Vice President and General Counsel of HarbourView Asset Management
                                  Corporation (since December 2001); Secretary and General Counsel of OAC (since
                                  November 2001); Assistant Secretary (since September 1997) and Director (since
                                  November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                  President and Director of Oppenheimer Partnership Holdings, Inc. (since December
                                  2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001);
                                  Senior Vice President, General Counsel and Director of Shareholder Financial
                                  Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                  President, General Counsel and Director of OFI Private Investments, Inc. and OFI
                                  Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                  Program (since June 2003); Senior Vice President and General Counsel of OFI
                                  Institutional Asset Management, Inc. (since November 2001); Director of
                                  OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                                  1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                  Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary
                                  of the following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                                  Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                  International Ltd. (September 1997-November 2001). An officer of 87 portfolios in the
                                  OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


              46 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FINANCIAL STATEMENTS FOR OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)

49    Statement of Investments

61    Statement of Assets and Liabilities

63    Statement of Operations

65    Statements of Changes in Net Assets

66    Financial Highlights

71    Notes to Financial Statements

81    Report of Independent Registered Public Accounting Firm


              48 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  August 31, 2005
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.5%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.0%
Autoliv, Inc.                                         16,400   $        729,800
--------------------------------------------------------------------------------
AUTOMOBILES--0.3%
Ford Motor Co.                                     3,000,426         29,914,247
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                                 79,200          3,901,392
                                                               -----------------
                                                                     33,815,639

--------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co.                                     82,600          3,784,732
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.5%
CBRL Group, Inc.                                      37,500          1,356,000
--------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                             65,600          2,249,424
--------------------------------------------------------------------------------
Choice Hotels International, Inc.                     21,900          1,344,441
--------------------------------------------------------------------------------
CKE Restaurants, Inc.                                 63,900            747,630
--------------------------------------------------------------------------------
Darden Restaurants, Inc.                             193,700          6,084,117
--------------------------------------------------------------------------------
Hilton Hotels Corp.                                  185,100          4,288,767
--------------------------------------------------------------------------------
International Game Technology                        171,800          4,762,296
--------------------------------------------------------------------------------
Isle of Capri Casinos, Inc. 1                          7,700            169,323
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1                               31,300          1,103,951
--------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                  334,600         21,150,066
--------------------------------------------------------------------------------
McDonald's Corp.                                   1,276,300         41,415,935
--------------------------------------------------------------------------------
MGM Mirage, Inc. 1                                   776,800         32,827,568
--------------------------------------------------------------------------------
Penn National Gaming, Inc. 1                          97,800          3,333,024
--------------------------------------------------------------------------------
Starbucks Corp. 1                                     19,400            951,376
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.            278,400         16,230,720
--------------------------------------------------------------------------------
Wendy's International, Inc.                           88,100          4,153,034
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                    579,400         27,451,972
                                                               -----------------
                                                                    169,619,644

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.7%
American Greetings Corp., Cl. A                       84,500          2,145,455

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Black & Decker Corp.                                  40,800   $      3,480,240
--------------------------------------------------------------------------------
Cavco Industries, Inc. 1                              13,540            453,996
--------------------------------------------------------------------------------
Centex Corp.                                          60,100          4,071,775
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                    650,066         24,000,437
--------------------------------------------------------------------------------
KB Home                                               42,200          3,129,552
--------------------------------------------------------------------------------
Lennar Corp., Cl. A                                  177,900         11,047,590
--------------------------------------------------------------------------------
MDC Holdings, Inc.                                    28,400          2,169,192
--------------------------------------------------------------------------------
NVR, Inc. 1                                            5,900          5,221,500
--------------------------------------------------------------------------------
Pulte Homes, Inc.                                     63,300          5,456,460
--------------------------------------------------------------------------------
Ryland Group, Inc. (The)                             101,100          7,315,596
--------------------------------------------------------------------------------
Standard Pacific Corp.                                48,000          2,108,640
--------------------------------------------------------------------------------
Toll Brothers, Inc. 1                                 57,600          2,767,680
--------------------------------------------------------------------------------
Tupperware Corp.                                      53,100          1,163,952
--------------------------------------------------------------------------------
Whirlpool Corp.                                       34,600          2,631,330
                                                               -----------------
                                                                     77,163,395

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.0%
eBay, Inc. 1                                         114,600          4,640,154
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Eastman Kodak Co.                                    139,100          3,389,867
--------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                            78,000          1,501,500
--------------------------------------------------------------------------------
Nautilus, Inc. 2                                      87,500          2,251,375
                                                               -----------------
                                                                      7,142,742

--------------------------------------------------------------------------------
MEDIA--1.9%
Arbitron, Inc.                                        20,200            848,400
--------------------------------------------------------------------------------
Catalina Marketing Corp.                              21,200            507,528
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                               903,255         27,775,091
--------------------------------------------------------------------------------
Discovery Holding Co., Cl. A 1                        37,740            571,384
--------------------------------------------------------------------------------
Gannett Co., Inc.                                     74,000          5,381,280
--------------------------------------------------------------------------------
Getty Images, Inc. 1                                  30,300          2,593,377
--------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                          60,900            506,079
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                         472,400         22,779,128
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                               65,700          1,064,997
--------------------------------------------------------------------------------
NTL, Inc. 1                                            6,400            408,832


              49 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
R.H. Donnelley Corp. 1                                12,000   $        771,480
--------------------------------------------------------------------------------
Time Warner, Inc.                                  4,721,500         84,609,280
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                1,353,676         46,011,447
--------------------------------------------------------------------------------
Walt Disney Co. (The)                              1,044,600         26,313,474
                                                               -----------------
                                                                    220,141,777

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.4%
Dillard's, Inc., Cl. A                               109,200          2,458,092
--------------------------------------------------------------------------------
Federated Department Stores, Inc.                    516,300         35,614,374
--------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                  690,200         33,564,426
--------------------------------------------------------------------------------
Nordstrom, Inc.                                      581,900         19,540,202
--------------------------------------------------------------------------------
Target Corp.                                       1,312,800         70,563,000
                                                               -----------------
                                                                    161,740,094

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.4%
Abercrombie & Fitch Co., Cl. A                        46,700          2,596,987
--------------------------------------------------------------------------------
Advance Auto Parts, Inc. 1                            82,000          4,996,260
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                      196,000          5,611,480
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                   211,500          4,401,315
--------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                                59,000          2,228,430
--------------------------------------------------------------------------------
bebe stores, inc.                                     22,200            522,144
--------------------------------------------------------------------------------
Bed Bath & Beyond, Inc. 1                            547,400         22,197,070
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                   498,100         23,739,446
--------------------------------------------------------------------------------
Blockbuster, Inc., Cl. B                             329,437          2,075,453
--------------------------------------------------------------------------------
Borders Group, Inc.                                   57,300          1,308,159
--------------------------------------------------------------------------------
Building Materials Holding Corp.                      21,300          1,991,124
--------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1                38,300          1,566,853
--------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group         249,800          4,219,122
--------------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 1                 51,800          3,320,380
--------------------------------------------------------------------------------
Gap, Inc. (The)                                      909,500         17,289,595
--------------------------------------------------------------------------------
Home Depot, Inc.                                   2,248,600         90,663,552

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Limited Brands, Inc.                                  27,600   $        606,648
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                    648,100         41,679,311
--------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1                         99,750          3,040,380
--------------------------------------------------------------------------------
Michaels Stores, Inc.                                168,800          6,127,440
--------------------------------------------------------------------------------
Movie Gallery, Inc.                                   59,600          1,072,204
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                 145,100          4,353,000
--------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                 83,700          1,998,756
--------------------------------------------------------------------------------
Sherwin-Williams Co.                                  37,700          1,747,772
--------------------------------------------------------------------------------
Staples, Inc.                                        650,350         14,281,686
--------------------------------------------------------------------------------
Tiffany & Co.                                         81,800          3,060,956
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                 612,400         12,805,284
--------------------------------------------------------------------------------
Too, Inc. 1                                           50,300          1,340,998
--------------------------------------------------------------------------------
Weight Watchers International, Inc. 1                 33,400          1,890,774
--------------------------------------------------------------------------------
Zale Corp. 1                                          77,700          2,167,830
                                                               -----------------
                                                                    284,900,409

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Coach, Inc. 1                                        537,700         17,846,263
--------------------------------------------------------------------------------
Nike, Inc., Cl. B                                     75,100          5,926,141
--------------------------------------------------------------------------------
Timberland Co., Cl. A 1                              128,400          4,235,916
                                                               -----------------
                                                                     28,008,320

--------------------------------------------------------------------------------
CONSUMER STAPLES--8.7%
--------------------------------------------------------------------------------
BEVERAGES--2.2%
Anheuser-Busch Cos., Inc.                            254,400         11,272,464
--------------------------------------------------------------------------------
Brown-Forman Corp., Cl. B                             14,000            792,820
--------------------------------------------------------------------------------
Coca-Cola Co. (The)                                2,594,300        114,149,200
--------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                           37,400            835,890
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                     287,900          8,487,292
--------------------------------------------------------------------------------
PepsiCo, Inc.                                      2,269,530        124,483,721
                                                               -----------------
                                                                    260,021,387


              50 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
7-Eleven, Inc. 1                                      63,300   $      1,793,922
--------------------------------------------------------------------------------
Albertson's, Inc. 2                                  182,900          3,681,777
--------------------------------------------------------------------------------
Costco Wholesale Corp.                               199,100          8,648,904
--------------------------------------------------------------------------------
Kroger Co. (The) 1                                   663,200         13,091,568
--------------------------------------------------------------------------------
Longs Drug Stores, Inc.                               51,500          2,183,600
--------------------------------------------------------------------------------
Safeway, Inc.                                        574,600         13,635,258
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                      156,100          5,432,280
--------------------------------------------------------------------------------
Sysco Corp.                                           88,900          2,967,482
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              2,358,300        106,029,168
--------------------------------------------------------------------------------
Walgreen Co.                                         685,100         31,740,683
--------------------------------------------------------------------------------
Whole Foods Market, Inc.                               3,800            491,188
                                                               -----------------
                                                                    189,695,830

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Archer-Daniels-Midland Co.                         1,733,600         39,023,336
--------------------------------------------------------------------------------
Campbell Soup Co.                                     27,400            805,560
--------------------------------------------------------------------------------
Chiquita Brands International, Inc.                   92,700          2,336,040
--------------------------------------------------------------------------------
Dean Foods Co. 1                                      35,100          1,296,594
--------------------------------------------------------------------------------
General Mills, Inc.                                  530,100         24,448,212
--------------------------------------------------------------------------------
Hershey Co. (The)                                    402,700         23,795,543
--------------------------------------------------------------------------------
Kellogg Co.                                           33,600          1,523,088
--------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B                         134,200          4,549,380
--------------------------------------------------------------------------------
Sara Lee Corp.                                       111,100          2,110,900
--------------------------------------------------------------------------------
TreeHouse Foods, Inc. 1                                7,020            211,302
                                                               -----------------
                                                                    100,099,955

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.5%
Colgate-Palmolive Co.                                188,700          9,906,750
--------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                           112,800          7,320,720
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                 360,300         22,453,896
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                         2,487,800        138,023,144
                                                               -----------------
                                                                    177,704,510

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.9%
Avon Products, Inc.                                  168,500   $      5,530,170
--------------------------------------------------------------------------------
Gillette Co.                                       1,720,600         92,688,722
                                                               -----------------
                                                                     98,218,892

--------------------------------------------------------------------------------
TOBACCO--1.6%
Altria Group, Inc.                                 2,260,400        159,810,280
--------------------------------------------------------------------------------
Loews Corp./Carolina Group                            55,900          2,158,299
--------------------------------------------------------------------------------
Reynolds American, Inc.                              247,600         20,783,544
                                                               -----------------
                                                                    182,752,123

--------------------------------------------------------------------------------
ENERGY--13.2%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Baker Hughes, Inc.                                   180,000         10,575,000
--------------------------------------------------------------------------------
Cal Dive International, Inc. 1                        72,500          4,528,350
--------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                      102,000          6,024,120
--------------------------------------------------------------------------------
GlobalSantaFe Corp.                                   89,500          4,195,760
--------------------------------------------------------------------------------
Halliburton Co.                                       69,600          4,313,112
--------------------------------------------------------------------------------
Helmerich & Payne, Inc.                               98,800          5,870,696
--------------------------------------------------------------------------------
Precision Drilling Corp. 1                           109,500          5,135,306
--------------------------------------------------------------------------------
Transocean, Inc. 1                                   364,500         21,520,080
--------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1                 8,800            362,560
                                                               -----------------
                                                                     62,524,984

--------------------------------------------------------------------------------
OIL & GAS--12.7%
Amerada Hess Corp.                                   168,800         21,454,480
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                             551,600         50,123,892
--------------------------------------------------------------------------------
Apache Corp.                                         539,400         38,631,828
--------------------------------------------------------------------------------
Burlington Resources, Inc.                           873,600         64,462,944
--------------------------------------------------------------------------------
Cabot Oil & Gas Corp., Cl. A                          21,100            911,309
--------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                      426,240         20,995,116
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                              211,200          6,676,032
--------------------------------------------------------------------------------
Chevron Corp.                                      3,357,460        206,148,044


              51 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
ConocoPhillips                                     1,862,482   $    122,812,063
--------------------------------------------------------------------------------
CONSOL Energy, Inc.                                   47,000          3,275,900
--------------------------------------------------------------------------------
Devon Energy Corp.                                 1,008,700         61,298,699
--------------------------------------------------------------------------------
EOG Resources, Inc.                                  558,400         35,642,672
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                  8,230,596        493,012,700
--------------------------------------------------------------------------------
Forest Oil Corp. 1                                    43,100          1,937,345
--------------------------------------------------------------------------------
Frontier Oil Corp.                                    74,300          2,723,095
--------------------------------------------------------------------------------
Holly Corp.                                           32,900          1,853,586
--------------------------------------------------------------------------------
Houston Exploration Co. 1                             38,000          2,238,200
--------------------------------------------------------------------------------
Kerr-McGee Corp.                                     350,109         30,820,095
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                  168,100         16,048,507
--------------------------------------------------------------------------------
Marathon Oil Corp.                                   743,100         47,788,761
--------------------------------------------------------------------------------
Murphy Oil Corp.                                     218,500         11,941,025
--------------------------------------------------------------------------------
Newfield Exploration Co. 1                           121,800          5,751,396
--------------------------------------------------------------------------------
Noble Energy, Inc.                                    51,500          4,539,210
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                           640,800         53,205,624
--------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                  1,170,900         28,467,355
--------------------------------------------------------------------------------
Peabody Energy Corp.                                  21,500          1,540,905
--------------------------------------------------------------------------------
Pogo Producing Co.                                    48,900          2,738,400
--------------------------------------------------------------------------------
Premcor, Inc.                                        201,600         18,807,869
--------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1                           11,400            439,242
--------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                       21,200            730,764
--------------------------------------------------------------------------------
Stone Energy Corp. 1                                  13,700            717,743
--------------------------------------------------------------------------------
Sunoco, Inc.                                         155,200         11,283,040
--------------------------------------------------------------------------------
Swift Energy Co. 1                                    50,300          2,310,279
--------------------------------------------------------------------------------
Talisman Energy, Inc.                                424,300         20,713,689
--------------------------------------------------------------------------------
Tesoro Corp.                                         154,800          8,947,440
--------------------------------------------------------------------------------
Trilogy Energy Trust                                 532,000          8,828,946
--------------------------------------------------------------------------------
Valero Energy Corp.                                  355,000         37,807,500
--------------------------------------------------------------------------------
Vintage Petroleum, Inc.                              123,800          4,757,634
--------------------------------------------------------------------------------
Williams Cos., Inc. (The)                          1,115,700         25,036,308
                                                               -----------------
                                                                  1,477,419,637

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--22.9%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
Bank of New York Co., Inc. (The)                     504,300   $     15,416,451
--------------------------------------------------------------------------------
Mellon Financial Corp.                               110,600          3,588,970
--------------------------------------------------------------------------------
Northern Trust Corp.                                  67,900          3,384,136
                                                               -----------------
                                                                     22,389,557

--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.0%
AmSouth Bancorp                                      194,100          5,108,712
--------------------------------------------------------------------------------
Astoria Financial Corp.                              171,250          4,783,013
--------------------------------------------------------------------------------
Bank of America Corp.                              5,408,312        232,719,665
--------------------------------------------------------------------------------
BB&T Corp.                                           559,900         22,715,143
--------------------------------------------------------------------------------
Comerica, Inc.                                       313,200         18,945,468
--------------------------------------------------------------------------------
Compass Bancshares, Inc.                              58,900          2,757,109
--------------------------------------------------------------------------------
Downey Financial Corp.                                30,900          1,958,442
--------------------------------------------------------------------------------
Fifth Third Bancorp                                  259,400         10,741,754
--------------------------------------------------------------------------------
Golden West Financial Corp.                          256,300         15,631,737
--------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                145,200          4,610,100
--------------------------------------------------------------------------------
Huntington Bancshares, Inc.                           49,400          1,185,106
--------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                      160,000          6,372,800
--------------------------------------------------------------------------------
KeyCorp                                            1,088,200         36,041,184
--------------------------------------------------------------------------------
M&T Bank Corp.                                       273,500         29,160,570
--------------------------------------------------------------------------------
Marshall & Ilsley Corp.                              270,000         11,817,900
--------------------------------------------------------------------------------
National City Corp.                                  980,000         35,897,400
--------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                   518,500         29,155,255
--------------------------------------------------------------------------------
Regions Financial Corp.                              514,525         16,835,258
--------------------------------------------------------------------------------
Sterling Financial Corp. 1                             8,700            335,559
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                 644,800         45,316,544
--------------------------------------------------------------------------------
SVB Financial Group 1                                 45,200          2,126,208
--------------------------------------------------------------------------------
Toronto-Dominion Bank (The)                           65,969          3,113,077
--------------------------------------------------------------------------------
U.S. Bancorp                                       3,123,370         91,264,871
--------------------------------------------------------------------------------
UnionBanCal Corp.                                    154,500         10,470,465
--------------------------------------------------------------------------------
Wachovia Corp.                                     2,461,400        122,134,668


              52 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Washington Mutual, Inc.                            1,177,300   $     48,952,134
--------------------------------------------------------------------------------
Wells Fargo & Co.                                  1,965,600        117,189,072
--------------------------------------------------------------------------------
Zions Bancorp                                        111,600          7,796,376
                                                               -----------------
                                                                    935,135,590

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.5%
American Capital Strategies Ltd. 2                   166,700          6,289,591
--------------------------------------------------------------------------------
American Express Co.                                 947,000         52,312,280
--------------------------------------------------------------------------------
AmeriCredit Corp. 1                                  275,600          6,873,464
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                        343,200         34,491,600
--------------------------------------------------------------------------------
Capital One Financial Corp.                          372,900         30,667,296
--------------------------------------------------------------------------------
CIT Group, Inc.                                      192,300          8,707,344
--------------------------------------------------------------------------------
Citigroup, Inc.                                    6,227,546        272,579,688
--------------------------------------------------------------------------------
Franklin Resources, Inc.                             375,800         30,229,352
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                      369,900         41,125,482
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                               4,025,596        136,427,448
--------------------------------------------------------------------------------
Legg Mason, Inc.                                      57,100          5,968,663
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                       541,900         57,257,154
--------------------------------------------------------------------------------
MBNA Corp.                                         1,307,900         32,959,080
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          1,440,900         82,361,844
--------------------------------------------------------------------------------
Moody's Corp.                                        280,400         13,770,444
--------------------------------------------------------------------------------
Morgan Stanley                                     1,528,400         77,749,708
--------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                854,300         39,126,940
--------------------------------------------------------------------------------
Providian Financial Corp. 1                          138,400          2,574,240
--------------------------------------------------------------------------------
Schwab (Charles) Corp.                             2,823,200         38,197,896
--------------------------------------------------------------------------------
SLM Corp.                                            400,000         19,900,000
                                                               -----------------
                                                                    989,569,514

--------------------------------------------------------------------------------
INSURANCE--5.1%
ACE Ltd.                                             324,100         14,393,281
--------------------------------------------------------------------------------
AFLAC, Inc.                                          225,900          9,763,398

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Allstate Corp.                                     1,150,700   $     64,680,847
--------------------------------------------------------------------------------
American International Group, Inc.                 2,455,705        145,377,736
--------------------------------------------------------------------------------
AmerUs Group Co.                                     111,600          6,173,712
--------------------------------------------------------------------------------
Aon Corp.                                             84,700          2,534,224
--------------------------------------------------------------------------------
Assurant, Inc.                                       127,800          4,770,774
--------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                  61,600          2,186,184
--------------------------------------------------------------------------------
Chubb Corp.                                          462,600         40,227,696
--------------------------------------------------------------------------------
Cincinnati Financial Corp.                            14,645            600,152
--------------------------------------------------------------------------------
Fidelity National Financial, Inc.                    224,184          8,770,078
--------------------------------------------------------------------------------
First American Corp. (The)                           177,000          7,364,970
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)        563,000         41,127,150
--------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                         120,450          3,209,993
-------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                 28,900          1,437,197
--------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                     63,100          3,730,472
--------------------------------------------------------------------------------
Lincoln National Corp.                                49,200          2,439,828
--------------------------------------------------------------------------------
Loews Corp.                                          449,700         39,434,193
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                           64,000          1,795,200
--------------------------------------------------------------------------------
MBIA, Inc.                                            75,300          4,365,141
--------------------------------------------------------------------------------
MetLife, Inc.                                        925,900         45,350,582
--------------------------------------------------------------------------------
Old Republic International Corp.                      86,500          2,177,205
--------------------------------------------------------------------------------
Partnerre Holdings Ltd.                               18,100          1,098,670
--------------------------------------------------------------------------------
Progressive Corp.                                    306,900         29,588,229
--------------------------------------------------------------------------------
Protective Life Corp.                                 30,100          1,235,003
--------------------------------------------------------------------------------
Prudential Financial, Inc.                           752,400         48,431,988
--------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                    13,900            596,449
--------------------------------------------------------------------------------
Safeco Corp.                                         171,100          8,921,154
--------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                  942,900         40,554,129


              53 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
StanCorp Financial Group, Inc.                        44,100   $      3,565,485
--------------------------------------------------------------------------------
Universal American Financial Corp. 1                  34,700            796,365
                                                               -----------------
                                                                    586,697,485

--------------------------------------------------------------------------------
REAL ESTATE--0.0%
CB Richard Ellis Group, Inc., Cl. A 1                 42,000          2,047,920
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.1%
Countrywide Financial Corp.                          850,200         28,728,258
--------------------------------------------------------------------------------
Fannie Mae                                           956,800         48,835,072
--------------------------------------------------------------------------------
Freddie Mac                                          737,100         44,506,098
--------------------------------------------------------------------------------
Fremont General Corp.                                 82,600          1,884,932
--------------------------------------------------------------------------------
MGIC Investment Corp.                                 47,900          2,990,397
--------------------------------------------------------------------------------
PMI Group, Inc. (The)                                 39,400          1,594,124
--------------------------------------------------------------------------------
Radian Group, Inc.                                    51,000          2,610,180
                                                               -----------------
                                                                    131,149,061

--------------------------------------------------------------------------------
HEALTH CARE--13.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.4%
Amgen, Inc. 1                                        992,600         79,308,740
--------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group               185,200          3,981,800
--------------------------------------------------------------------------------
Genentech, Inc. 1                                    149,100         14,006,454
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                              135,000          5,805,000
--------------------------------------------------------------------------------
Invitrogen Corp. 1                                    29,800          2,524,954
--------------------------------------------------------------------------------
Wyeth                                              1,247,700         57,132,183
                                                               -----------------
                                                                    162,759,131

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Bausch & Lomb, Inc.                                   29,000          2,197,910
--------------------------------------------------------------------------------
Baxter International, Inc.                           770,200         31,062,166
--------------------------------------------------------------------------------
Becton, Dickinson & Co.                              633,100         33,320,053
--------------------------------------------------------------------------------
Boston Scientific Corp. 1                            332,100          8,926,848
--------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                          45,900          2,019,600
--------------------------------------------------------------------------------
Guidant Corp.                                        247,000         17,448,080

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Haemonetics Corp. 1                                   27,900   $      1,239,876
--------------------------------------------------------------------------------
Medtronic, Inc.                                    1,434,200         81,749,400
--------------------------------------------------------------------------------
Mentor Corp.                                          30,200          1,588,520
--------------------------------------------------------------------------------
Thermo Electron Corp. 1                               36,100          1,007,190
                                                               -----------------
                                                                    180,559,643

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.8%
Aetna, Inc.                                          388,000         30,911,960
--------------------------------------------------------------------------------
American Healthways, Inc. 1                           65,400          2,857,980
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                               72,100          5,383,707
--------------------------------------------------------------------------------
Beverly Enterprises, Inc. 1                           55,000            690,250
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                209,300         12,476,373
--------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                  443,800         20,738,774
--------------------------------------------------------------------------------
CIGNA Corp.                                          363,600         41,930,352
--------------------------------------------------------------------------------
Community Health Systems, Inc. 1                      29,000          1,068,070
--------------------------------------------------------------------------------
Express Scripts, Inc. 1                               92,600          5,357,836
--------------------------------------------------------------------------------
Genesis HealthCare Corp. 1                            37,500          1,503,750
--------------------------------------------------------------------------------
HCA, Inc.                                            807,200         39,794,960
--------------------------------------------------------------------------------
Health Net, Inc. 1                                    71,600          3,301,476
--------------------------------------------------------------------------------
Humana, Inc. 1                                       165,000          7,946,400
--------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1                            77,900          2,383,740
--------------------------------------------------------------------------------
LCA-Vision, Inc.                                      63,750          2,616,938
--------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                              98,700          4,178,958
--------------------------------------------------------------------------------
McKesson Corp.                                       740,000         34,535,800
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                       574,029         28,282,409
--------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1                     83,100          6,264,078
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                       33,800          2,505,594
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                              419,900         20,986,602
--------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                        33,400          2,247,820
--------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1                         22,400          1,330,336
--------------------------------------------------------------------------------
Triad Hospitals, Inc. 1                               72,700          3,499,778


              54 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
UnitedHealth Group, Inc.                           2,020,784   $    104,070,376
--------------------------------------------------------------------------------
VCA Antech, Inc. 1                                    25,500            611,745
--------------------------------------------------------------------------------
WellChoice, Inc. 1                                    61,400          4,365,540
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                    655,400         48,663,450
                                                               -----------------
                                                                    440,505,052

--------------------------------------------------------------------------------
PHARMACEUTICALS--6.5%
Abbott Laboratories                                1,569,500         70,831,535
--------------------------------------------------------------------------------
Allergan, Inc.                                       284,100         26,151,405
--------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. 1                         146,000          6,659,060
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                           1,792,900         43,872,263
--------------------------------------------------------------------------------
Eli Lilly & Co.                                      464,500         25,556,790
--------------------------------------------------------------------------------
Johnson & Johnson                                  3,852,944        244,238,120
--------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A                   74,700          2,540,547
--------------------------------------------------------------------------------
Merck & Co., Inc.                                  4,050,700        114,351,261
--------------------------------------------------------------------------------
Pfizer, Inc.                                       8,817,345        224,577,777
                                                               -----------------
                                                                    758,778,758

--------------------------------------------------------------------------------
INDUSTRIALS--9.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.6%
Boeing Co.                                           965,000         64,674,300
--------------------------------------------------------------------------------
General Dynamics Corp.                               233,800         26,791,142
--------------------------------------------------------------------------------
Goodrich Corp.                                       117,900          5,402,178
--------------------------------------------------------------------------------
Honeywell International, Inc.                        380,700         14,573,196
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                696,100         43,325,264
--------------------------------------------------------------------------------
Northrop Grumman Corp.                               780,700         43,789,463
--------------------------------------------------------------------------------
Precision Castparts Corp.                             82,800          8,005,104
--------------------------------------------------------------------------------
Raytheon Co.                                         636,300         24,955,686
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                               110,300          5,308,739
--------------------------------------------------------------------------------
United Technologies Corp.                          1,265,200         63,260,000
                                                               -----------------
                                                                    300,085,072

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.3%
FedEx Corp.                                          294,200   $     23,959,648
--------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                   109,300          7,748,277
                                                               -----------------
                                                                     31,707,925

--------------------------------------------------------------------------------
AIRLINES--0.0%
Alaska Air Group, Inc. 1                              69,600          2,346,912
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.3%
American Standard Cos., Inc.                         214,600          9,785,760
--------------------------------------------------------------------------------
Masco Corp.                                          533,400         16,364,712
--------------------------------------------------------------------------------
USG Corp. 1,2                                         94,300          5,926,755
                                                               -----------------
                                                                     32,077,227

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
Apollo Group, Inc., Cl. A 1                           65,100          5,120,766
--------------------------------------------------------------------------------
Cendant Corp.                                        511,000         10,393,740
--------------------------------------------------------------------------------
Corporate Executive Board Co.                         11,300            912,701
--------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                          122,400          4,572,864
--------------------------------------------------------------------------------
Equifax, Inc.                                         76,200          2,517,648
--------------------------------------------------------------------------------
Labor Ready, Inc. 1                                   25,100            570,272
--------------------------------------------------------------------------------
PHH Corp. 1                                           43,930          1,328,443
--------------------------------------------------------------------------------
Pitney Bowes, Inc.                                    48,300          2,088,975
--------------------------------------------------------------------------------
Republic Services, Inc.                              142,400          5,159,152
--------------------------------------------------------------------------------
Robert Half International, Inc.                       34,000          1,145,120
--------------------------------------------------------------------------------
Waste Management, Inc.                               429,600         11,783,928
                                                               -----------------
                                                                     45,593,609

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.0%
Washington Group International, Inc. 1                40,000          2,113,600
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Emerson Electric Co.                                 251,400         16,914,192
--------------------------------------------------------------------------------
Rockwell Automation, Inc.                             81,900          4,262,076
--------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                27,200            966,688
                                                               -----------------
                                                                     22,142,956


              55 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.1%
3M Co.                                             1,251,500   $     89,044,225
--------------------------------------------------------------------------------
General Electric Co.                              10,929,400        367,337,134
--------------------------------------------------------------------------------
Textron, Inc.                                        273,000         19,464,900
                                                               -----------------
                                                                    475,846,259

--------------------------------------------------------------------------------
MACHINERY--1.0%
Caterpillar, Inc.                                    892,800         49,541,472
--------------------------------------------------------------------------------
Cummins, Inc.                                         29,100          2,516,277
--------------------------------------------------------------------------------
Deere & Co.                                           79,500          5,197,710
--------------------------------------------------------------------------------
Flowserve Corp. 1                                     53,200          1,975,848
--------------------------------------------------------------------------------
Harsco Corp.                                          24,100          1,413,465
--------------------------------------------------------------------------------
Ingersoll-Rand Co. Cl.A                              217,700         17,333,274
--------------------------------------------------------------------------------
ITT Industries, Inc.                                  68,300          7,452,896
--------------------------------------------------------------------------------
Joy Global, Inc.                                      73,700          3,522,860
--------------------------------------------------------------------------------
Mueller Industries, Inc.                              22,800            597,588
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                    9,200            369,012
--------------------------------------------------------------------------------
Paccar, Inc.                                         198,850         13,935,408
--------------------------------------------------------------------------------
Pall Corp.                                            24,900            712,140
--------------------------------------------------------------------------------
SPX Corp.                                             51,200          2,331,648
--------------------------------------------------------------------------------
Terex Corp. 1                                         29,000          1,414,620
--------------------------------------------------------------------------------
Toro Co. (The)                                       143,200          5,560,456
                                                               -----------------
                                                                    113,874,674

--------------------------------------------------------------------------------
ROAD & RAIL--0.7%
Burlington Northern Santa Fe Corp.                   699,300         37,076,886
--------------------------------------------------------------------------------
CNF Transportation, Inc.                             100,600          5,077,282
--------------------------------------------------------------------------------
CSX Corp.                                            341,500         15,002,095
--------------------------------------------------------------------------------
Laidlaw International, Inc.                          131,200          3,247,200
--------------------------------------------------------------------------------
Norfolk Southern Corp.                               590,800         21,038,388
--------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                      86,000          1,714,840
--------------------------------------------------------------------------------
Yellow Roadway Corp. 1                                41,290          1,934,437
                                                               -----------------
                                                                     85,091,128

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
GATX Corp.                                            67,900          2,751,987

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS Continued
WESCO International, Inc. 1                           70,900   $      2,460,230
                                                               -----------------
                                                                      5,212,217

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--13.9%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.2%
ADTRAN, Inc.                                          54,800          1,414,936
--------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1               687,200          2,741,928
--------------------------------------------------------------------------------
Cisco Systems, Inc. 1                              7,478,300        131,767,646
--------------------------------------------------------------------------------
Corning, Inc. 1                                      979,200         19,544,832
--------------------------------------------------------------------------------
Motorola, Inc.                                     3,136,900         68,635,372
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                       772,175         30,663,069
                                                               -----------------
                                                                    254,767,783

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.9%
Apple Computer, Inc. 1                             1,535,000         72,037,550
--------------------------------------------------------------------------------
Dell, Inc. 1                                       4,066,900        144,781,640
--------------------------------------------------------------------------------
EMC Corp. 1                                        1,379,200         17,736,512
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                2,283,800         63,398,288
--------------------------------------------------------------------------------
International Business Machines Corp.              1,609,000        129,717,580
--------------------------------------------------------------------------------
NCR Corp. 1                                          196,500          6,724,230
--------------------------------------------------------------------------------
Palm, Inc. 1                                          24,400            833,992
--------------------------------------------------------------------------------
Storage Technology Corp. 1                           164,400          6,074,580
--------------------------------------------------------------------------------
Western Digital Corp. 1                              545,000          7,548,250
                                                               -----------------
                                                                    448,852,622

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Agilent Technologies, Inc. 1                         202,900          6,525,264
--------------------------------------------------------------------------------
Amphenol Corp., Cl. A                                190,900          8,096,069
                                                               -----------------
                                                                     14,621,333

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.6%
EarthLink, Inc. 1                                    367,400          3,585,824
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                112,800         32,260,800
--------------------------------------------------------------------------------
Internet Security Systems, Inc. 1                    105,000          2,385,600


              56 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
United Online, Inc.                                  267,900   $      3,490,737
--------------------------------------------------------------------------------
Websense, Inc. 1                                      58,300          2,908,587
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                       616,500         20,554,110
                                                               -----------------
                                                                     65,185,658

--------------------------------------------------------------------------------
IT SERVICES--0.3%
Automatic Data Processing, Inc.                       58,100          2,483,775
--------------------------------------------------------------------------------
Ceridian Corp. 1                                      29,200            592,760
--------------------------------------------------------------------------------
CSG Systems International, Inc. 1                     10,400            212,056
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                        550,400         12,328,960
--------------------------------------------------------------------------------
First Data Corp.                                     394,500         16,391,475
--------------------------------------------------------------------------------
Fiserv, Inc. 1                                        94,500          4,240,215
--------------------------------------------------------------------------------
Global Payments, Inc.                                 10,700            703,846
--------------------------------------------------------------------------------
Paychex, Inc.                                         88,300          3,013,679
                                                               -----------------
                                                                     39,966,766

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.2%
Applied Materials, Inc.                            1,170,000         21,422,700
--------------------------------------------------------------------------------
ATMI, Inc. 1                                          15,200            468,616
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                              183,100          7,964,850
--------------------------------------------------------------------------------
Cymer, Inc. 1                                         24,100            807,350
--------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 1               130,666          3,146,437
--------------------------------------------------------------------------------
Intel Corp.                                        9,037,600        232,447,072
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                                 79,300          1,665,300
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                       8,400            426,384
--------------------------------------------------------------------------------
LSI Logic Corp. 1                                    250,300          2,412,892
--------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                    318,600          5,371,596
--------------------------------------------------------------------------------
Micrel, Inc. 1                                       117,100          1,475,460
--------------------------------------------------------------------------------
National Semiconductor Corp.                         178,800          4,457,484
--------------------------------------------------------------------------------
NVIDIA Corp. 1                                        13,300            408,044
--------------------------------------------------------------------------------
Photronics, Inc. 1                                    47,200            980,344
--------------------------------------------------------------------------------
Texas Instruments, Inc.                            2,856,400         93,347,152
                                                               -----------------
                                                                    376,801,681

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE--3.6%
Activision, Inc. 1                                   116,100   $      2,594,835
--------------------------------------------------------------------------------
Autodesk, Inc.                                        62,500          2,700,000
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                        13,600            217,736
--------------------------------------------------------------------------------
Compuware Corp. 1                                    261,600          2,370,096
--------------------------------------------------------------------------------
Fair Isaac Corp.                                      27,800          1,136,186
--------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                            11,100            481,407
--------------------------------------------------------------------------------
McAfee, Inc. 1                                       184,100          5,642,665
--------------------------------------------------------------------------------
Microsoft Corp.                                   11,231,700        307,748,580
--------------------------------------------------------------------------------
Oracle Corp. 1                                     6,301,700         81,733,049
--------------------------------------------------------------------------------
Parametric Technology Corp. 1                        386,400          2,341,584
--------------------------------------------------------------------------------
Symantec Corp. 1                                     109,818          2,303,982
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                     400,300          7,605,700
                                                               -----------------
                                                                    416,875,820

--------------------------------------------------------------------------------
MATERIALS--2.2%
--------------------------------------------------------------------------------
CHEMICALS--1.6%
Agrium, Inc.                                         171,800          3,693,700
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                       253,700         14,054,980
--------------------------------------------------------------------------------
Ashland, Inc.                                         40,400          2,455,916
--------------------------------------------------------------------------------
Dow Chemical Co.                                     972,700         42,020,640
--------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                       1,283,600         50,792,052
--------------------------------------------------------------------------------
Eastman Chemical Co.                                  93,600          4,489,992
--------------------------------------------------------------------------------
Engelhard Corp.                                       63,300          1,800,885
--------------------------------------------------------------------------------
FMC Corp. 1                                           84,800          4,830,208
--------------------------------------------------------------------------------
Monsanto Co.                                         180,200         11,503,968
--------------------------------------------------------------------------------
PPG Industries, Inc.                                 364,300         22,943,614
--------------------------------------------------------------------------------
Praxair, Inc.                                         76,300          3,685,290
--------------------------------------------------------------------------------
Rohm & Haas Co.                                      553,100         24,010,071
--------------------------------------------------------------------------------
Valspar Corp. (The)                                   12,300            594,213
                                                               -----------------
                                                                    186,875,529

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Eagle Materials, Inc.                                 16,900          1,903,616
--------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B                          58,396          6,298,593


              57 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS Continued
Martin Marietta Materials, Inc.                       58,500   $      4,230,720
--------------------------------------------------------------------------------
Vulcan Materials Co.                                  50,200          3,606,870
                                                               -----------------
                                                                     16,039,799

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Crown Holdings, Inc. 1                               212,000          3,580,680
--------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                               315,500          8,139,900
--------------------------------------------------------------------------------
Pactiv Corp. 1                                        26,500            514,365
                                                               -----------------
                                                                     12,234,945

--------------------------------------------------------------------------------
METALS & MINING--0.3%
Alcoa, Inc.                                           35,600            953,724
--------------------------------------------------------------------------------
Carpenter Technology Corp.                            52,300          2,913,110
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B           17,000            716,890
--------------------------------------------------------------------------------
Nucor Corp.                                          116,500          6,579,920
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                   199,000         21,398,470
--------------------------------------------------------------------------------
Quanex Corp.                                          49,100          3,020,141
--------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                         33,400          1,603,200
                                                               -----------------
                                                                     37,185,455

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
Louisiana-Pacific Corp.                              125,400          3,171,366
--------------------------------------------------------------------------------
Potlatch Corp.                                        44,000          2,376,000
--------------------------------------------------------------------------------
Weyerhaeuser Co.                                      24,900          1,618,998
                                                               -----------------
                                                                      7,166,364

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.4%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
Alltel Corp.                                         357,600         22,167,624
--------------------------------------------------------------------------------
BellSouth Corp.                                    1,810,700         47,603,303
--------------------------------------------------------------------------------
CenturyTel, Inc.                                     238,400          8,558,560
--------------------------------------------------------------------------------
MCI, Inc.                                              3,100             79,484
--------------------------------------------------------------------------------
SBC Communications, Inc.                           2,237,500         53,879,000
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                3,565,432         92,451,652

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Verizon Communications, Inc.                       4,247,010   $    138,919,697
                                                               -----------------
                                                                    363,659,320

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
AT&T Corp.                                         1,544,400         30,393,792
--------------------------------------------------------------------------------
Telephone & Data Systems, Inc., Special Shares         8,000            308,000
                                                               -----------------
                                                                     30,701,792

--------------------------------------------------------------------------------
UTILITIES--3.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.4%
American Electric Power Co., Inc.                    911,300         33,882,134
--------------------------------------------------------------------------------
CenterPoint Energy, Inc.                             185,900          2,641,639
--------------------------------------------------------------------------------
Cinergy Corp.                                         61,700          2,717,268
--------------------------------------------------------------------------------
CMS Energy Corp. 1                                   156,900          2,526,090
--------------------------------------------------------------------------------
Constellation Energy Group, Inc.                     249,400         14,652,250
--------------------------------------------------------------------------------
Dominion Resources, Inc.                             338,000         25,850,240
--------------------------------------------------------------------------------
Duke Energy Corp.                                  1,066,900         30,929,431
--------------------------------------------------------------------------------
Edison International, Inc.                           922,500         41,540,175
--------------------------------------------------------------------------------
Entergy Corp.                                        290,200         21,738,882
--------------------------------------------------------------------------------
Exelon Corp.                                         954,600         51,443,394
--------------------------------------------------------------------------------
FirstEnergy Corp.                                    367,900         18,773,937
--------------------------------------------------------------------------------
FPL Group, Inc.                                      533,100         22,971,279
--------------------------------------------------------------------------------
NRG Energy, Inc. 1                                   106,900          4,278,138
--------------------------------------------------------------------------------
PG&E Corp.                                           835,800         31,359,216
--------------------------------------------------------------------------------
PPL Corp.                                            366,600         11,716,536
--------------------------------------------------------------------------------
Progress Energy, Inc.                                 53,400          2,327,706
--------------------------------------------------------------------------------
Progress Energy, Inc., Contingent Value
Obligation 1,3                                       680,100             68,010
--------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                458,100         29,570,355
--------------------------------------------------------------------------------
Southern Co.                                         252,500          8,686,000


              58 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
TXU Corp.                                            355,300   $     34,471,206
                                                               -----------------
                                                                    392,143,886

--------------------------------------------------------------------------------
GAS UTILITIES--0.2%
Atmos Energy Corp.                                   145,800          4,314,222
--------------------------------------------------------------------------------
ONEOK, Inc.                                           88,900          3,022,600
--------------------------------------------------------------------------------
Sempra Energy                                        358,400         16,063,488
--------------------------------------------------------------------------------
UGI Corp.                                             49,000          1,354,850
                                                               -----------------
                                                                     24,755,160

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.0%
Energy East Corp.                                     47,500          1,245,450
                                                               -----------------

Total Common Stocks
(Cost $9,404,815,463)                                            11,554,886,677

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization
Preferred Shares 1,3
(Cost $0)                                            100,000                800

                                                       UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Dime Bancorp, Inc.
Wts., Exp. 1/2/10 1                                  485,800             83,072
--------------------------------------------------------------------------------
Lucent Technologies,
Inc. Wts., Exp.
12/10/07 1                                            68,554             56,900
                                                               -----------------
Total Rights, Warrants
and Certificates (Cost $0)                                              139,972

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%
--------------------------------------------------------------------------------
Undivided interest of 3.98% in joint
repurchase agreement (Principal Amount/
Value $1,184,643,000,with a maturity value
of $1,184,759,490) with UBS Warburg LLC,
3.54%, dated 8/31/05, to be repurchased at
$47,133,634 on 9/1/05, collateralized by
Federal National Mortgage Assn., 6%, 4/1/35,
with a value of $1,209,814,832
(Cost $47,129,000)                              $ 47,129,000         47,129,000

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments Purchased
with Cash Collateral from
Securities Loaned)
(Cost $9,451,944,463)                                          $ 11,602,156,449

--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--0.1%
--------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.0%
Allstate Life Insurance
Co., 3.70%, 9/1/05 4                              $1,000,000          1,000,000
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.1%
Undivided interest of 0.96% in joint
repurchase agreement (Principal Amount/Value
$1,000,000,000, with a maturity value of
$1,000,098,958) with Cantor Fitzgerald
Securities, 3.5625%, dated 8/31/05, to be
repurchased at $9,593,228 on 9/1/05,
collateralized by U.S. Agency Mortgages,
0.00%--9.572%, 3/8/06--11/1/44,
with a value of $1,019,815,443 4                   9,592,279          9,592,279
--------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.0%
Bear Stearns, 3.75%,
9/1/05 4                                             500,000            500,000
                                                               -----------------
Total Investments Purchased
with Cash Collateral from
Securities Loaned
(Cost $11,092,279)                                                   11,092,279

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $9,463,036,742)                                   99.7%    11,613,248,728
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                       0.3         33,623,956
                                                  ------------------------------
NET ASSETS                                             100.0%  $ 11,646,872,684
                                                  ==============================


              59 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of Notes to Financial
Statements.

3. Illiquid security. The aggregate value of illiquid securities as of August 31, 2005 was $68,810, which represents 0.00% of the Fund's net assets. See Note 6 of Notes to Financial Statements.

4. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of Notes to Financial Statements.

Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2005. There were no affiliate securities held by the Fund as of August 31, 2005. Transactions during the period in which the issuer was an affiliate are as follows:

                              SHARES       GROSS         GROSS            SHARES
                     AUGUST 31, 2004   ADDITIONS    REDUCTIONS   AUGUST 31, 2005
--------------------------------------------------------------------------------
Frontier Oil Corp.*        1,510,700      61,300**   1,497,700            74,300

                                           VALUE      DIVIDEND          REALIZED
                                      SEE NOTE 1        INCOME              GAIN
--------------------------------------------------------------------------------
Frontier Oil Corp.*                          $--*     $176,030        $7,733,775

* No longer an affiliate as of August 31, 2005.

** Shares acquired as result of stock split.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              60 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF ASSETS AND LIABILITIES  August 31, 2005
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $11,027,306)
(cost $9,463,036,742)--see accompanying statement of investments                        $ 11,613,248,728
---------------------------------------------------------------------------------------------------------
Cash                                                                                           5,483,682
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                              95,147,967
Interest and dividends                                                                        27,291,195
Other                                                                                            230,416
                                                                                        -----------------
Total assets                                                                              11,741,401,988

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                    11,092,279
---------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                221
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                         52,488,317
Shares of capital stock redeemed                                                              22,835,261
Distribution and service plan fees                                                             4,730,760
Transfer and shareholder servicing agent fees                                                  1,990,711
Shareholder communications                                                                     1,029,112
Directors' compensation                                                                          206,864
Other                                                                                            155,779
                                                                                        -----------------
Total liabilities                                                                             94,529,304

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $ 11,646,872,684
                                                                                        =================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                    $      3,248,879
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                10,197,945,756
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                             66,534,667
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions              (771,070,063)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                          2,150,213,445
                                                                                        -----------------
NET ASSETS                                                                              $ 11,646,872,684
                                                                                        =================


              61 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $7,810,713,842 and
215,875,222 shares of capital stock outstanding)                                                   $36.18
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)    $38.39
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,968,828,381 and 56,266,796 shares
of capital stock outstanding)                                                                      $34.99
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,206,335,113 and 34,484,027 shares
of capital stock outstanding)                                                                      $34.98
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $177,463,237 and 4,969,072 shares
of capital stock outstanding)                                                                      $35.71
---------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $483,532,111 and 13,292,791 shares of capital stock outstanding)                                $36.38

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              62 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF OPERATIONS  For the Year Ended August 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $142,135)          $ 270,968,578
--------------------------------------------------------------------------------
Interest                                                              2,561,927
--------------------------------------------------------------------------------
Portfolio lending fees                                                  470,980
                                                                  --------------
Total investment income                                             274,001,485

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      54,594,891
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                              18,999,287
Class B                                                              22,913,693
Class C                                                              12,466,560
Class N                                                                 841,653
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                              15,183,327
Class B                                                               5,192,591
Class C                                                               2,408,106
Class N                                                                 499,310
Class Y                                                                 324,320
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                               1,350,204
Class B                                                                 677,941
Class C                                                                 197,884
Class N                                                                  12,752
--------------------------------------------------------------------------------
Directors' compensation                                                 194,976
--------------------------------------------------------------------------------
Custodian fees and expenses                                             113,397
--------------------------------------------------------------------------------
Other                                                                   543,830
                                                                  --------------
Total expenses                                                      136,514,722
Less reduction to custodian expenses                                    (28,334)
                                                                  --------------
Net expenses                                                        136,486,388

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               137,515,097


              63 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                $  552,568,927
Foreign currency transactions                                                   3,169,832
                                                                           ---------------
Net realized gain                                                             555,738,759
------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                   607,769,971
Translation of assets and liabilities denominated in foreign currencies          (730,064)
                                                                           ---------------
Net change in unrealized appreciation                                         607,039,907

------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $1,300,293,763
                                                                           ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              64 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                       2005                   2004
--------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------
Net investment income                                           $    137,515,097       $     59,524,857
--------------------------------------------------------------------------------------------------------
Net realized gain                                                    555,738,759          1,310,210,960
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                607,039,907            (72,947,699)
                                                                ----------------------------------------
Net increase in net assets resulting from operations               1,300,293,763          1,296,788,118

--------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                              (92,759,936)           (47,938,253)
Class B                                                               (6,840,949)                    --
Class C                                                               (6,104,306)                    --
Class N                                                               (1,600,231)              (486,743)
Class Y                                                               (9,431,972)            (4,473,289)

--------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                             (330,754,330)          (415,275,359)
Class B                                                             (825,679,905)          (688,965,854)
Class C                                                             (158,653,723)           (71,809,797)
Class N                                                               10,302,309             62,792,249
Class Y                                                             (138,236,214)            91,154,911

--------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------
Total increase (decrease)                                           (259,465,494)           221,785,983
--------------------------------------------------------------------------------------------------------
Beginning of period                                               11,906,338,178         11,684,552,195
                                                                ----------------------------------------
End of period (including accumulated net investment income
of $66,534,667 and $45,932,414, respectively)                   $ 11,646,872,684       $ 11,906,338,178
                                                                ========================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              65 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A  YEAR ENDED AUGUST 31,                          2005            2004              2003            2002            2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    32.78     $     29.62       $     27.90     $     32.15     $     45.41
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .47 1           .26               .22             .16             .14
Net realized and unrealized gain (loss)                 3.34            3.10              1.69           (4.29)         (11.18)
                                                 --------------------------------------------------------------------------------
Total from investment operations                        3.81            3.36              1.91           (4.13)         (11.04)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.41)           (.20)             (.19)           (.07)           (.12)
Distributions from net realized gain                      --              --                --            (.05)          (2.10)
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.41)           (.20)             (.19)           (.12)          (2.22)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    36.18     $     32.78       $     29.62     $     27.90     $     32.15
                                                 ================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     11.68%          11.37%             6.93%         (12.90)%        (24.85)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 7,810,714     $ 7,384,256       $ 7,033,312     $ 6,443,983     $ 7,320,747
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 7,759,230     $ 7,521,103       $ 6,310,359     $ 7,203,226     $ 7,954,409
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   1.36%           0.75%             0.87%           0.52%           0.47%
Total expenses                                          0.92% 4         0.93% 4,5         0.97% 4         0.99% 4         0.86% 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   79%             76%               94%             78%             76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              66 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

CLASS B  YEAR ENDED AUGUST 31,                          2005            2004              2003            2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $     31.67     $     28.68       $     27.04     $     31.34     $       44.50
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             .20 1          (.21)             (.13)           (.20)             (.13)
Net realized and unrealized gain (loss)                 3.21            3.20              1.77           (4.05)           (10.93)
                                                 ----------------------------------------------------------------------------------
Total from investment operations                        3.41            2.99              1.64           (4.25)           (11.06)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.09)             --                --              --                --
Distributions from net realized gain                      --              --                --            (.05)            (2.10)
                                                 ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.09)             --                --            (.05)            (2.10)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $     34.99     $     31.67       $     28.68     $     27.04     $       31.34
                                                 ==================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     10.79%          10.43%             6.06%         (13.58)%          (25.39)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 1,968,829     $ 2,558,206       $ 2,941,765     $ 3,510,800     $   5,404,510
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 2,295,269     $ 2,884,434       $ 2,964,666     $ 4,607,653     $   6,630,335
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                            0.59%          (0.10)%            0.04%          (0.25)%           (0.29)%
Total expenses                                          1.72% 4         1.78% 4,5         1.81% 4         1.75% 4           1.61% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   79%             76%               94%             78%               76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              67 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C  YEAR ENDED AUGUST 31,                          2005            2004              2003            2002            2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $     31.71     $     28.69       $     27.03     $     31.33     $     44.50
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             .21 1          (.03)               --            (.11)           (.11)
Net realized and unrealized gain (loss)                 3.22            3.05              1.66           (4.14)         (10.96)
                                                 --------------------------------------------------------------------------------
Total from investment operations                        3.43            3.02              1.66           (4.25)         (11.07)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.16)             --                --              --              --
Distributions from net realized gain                      --              --                --            (.05)          (2.10)
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.16)             --                --            (.05)          (2.10)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $     34.98     $     31.71       $     28.69     $     27.03     $     31.33
                                                 ================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     10.83%          10.53%             6.14%         (13.58)%        (25.42)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 1,206,335     $ 1,241,930       $ 1,188,826     $ 1,198,517     $ 1,562,452
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 1,250,845     $ 1,278,659       $ 1,111,131     $ 1,432,566     $ 1,825,540
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                            0.62%          (0.01)%            0.09%          (0.24)%         (0.29)%
Total expenses                                          1.67% 4         1.70% 4,5         1.74% 4         1.75% 4         1.61% 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   79%             76%               94%             78%             76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              68 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

CLASS N  YEAR ENDED AUGUST 31,                         2005         2004           2003        2002         2001 1
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   32.39    $   29.33      $   27.72   $   32.09    $   34.36
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .35 2        .15            .20         .12          .02
Net realized and unrealized gain (loss)                3.30         3.05           1.65       (4.31)       (2.29)
                                                  ----------------------------------------------------------------
Total from investment operations                       3.65         3.20           1.85       (4.19)       (2.27)
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.33)        (.14)          (.24)       (.13)          --
Distributions from net realized gain                     --           --             --        (.05)          --
                                                  ----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.33)        (.14)          (.24)       (.18)          --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   35.71    $   32.39      $   29.33   $   27.72    $   32.09
                                                  ================================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    11.30%       10.93%          6.78%     (13.15)%      (6.61)%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 177,463    $ 150,955      $  79,188   $  43,464    $   7,641
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 168,866    $ 122,478      $  60,950   $  28,141    $   2,672
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  1.02%        0.38%          0.65%       0.28%        0.36%
Total expenses                                         1.26%        1.31%          1.23%       1.24%        1.16%
Expenses after payments and waivers and
reduction to custodian expenses                         N/A 5        N/A 5,6       1.18%        N/A 5        N/A 5
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  79%          76%            94%         78%          76%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              69 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y  YEAR ENDED AUGUST 31,                         2005         2004         2003        2002         2001
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   32.93    $   29.75    $   28.02   $   32.28    $   45.64
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .64 1        .34          .11         .19          .17
Net realized and unrealized gain (loss)                3.34         3.13         1.86       (4.28)      (11.22)
                                                  ---------------------------------------------------------------
Total from investment operations                       3.98         3.47         1.97       (4.09)      (11.05)
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.53)        (.29)        (.24)       (.12)        (.21)
Distributions from net realized gain                     --           --           --        (.05)       (2.10)
                                                  ---------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.53)        (.29)        (.24)       (.17)       (2.31)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   36.38    $   32.93    $   29.75   $   28.02    $   32.28
                                                  ===============================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    12.15%       11.69%        7.11%     (12.74)%     (24.76)%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 483,532    $ 570,991    $ 441,460   $ 225,298    $ 225,475
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 496,349    $ 558,130    $ 242,029   $ 227,835    $ 239,222
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  1.82%        1.07%        1.01%       0.74%        0.60%
Total expenses                                         0.53%        0.60%        0.87%       0.92%        0.79% 4
Expenses after payments and waivers and
reduction to custodian expenses                         N/A 5        N/A 5       0.83%       0.78%        0.73%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  79%          76%          94%         78%          76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              70 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Fund (the Fund) is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily


              71 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such


              72 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED     OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                 LOSS    FOR FEDERAL INCOME
   INCOME                    GAIN   CARRYFORWARD 1,2,3          TAX PURPOSES
   -------------------------------------------------------------------------
   $   66,708,960   $          --   $      669,112,569    $    2,048,256,170

1. As of August 31, 2005, the Fund had $669,112,569 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2005, details of the capital loss carryforward were as follows:

                             EXPIRING
                             --------------------------
                             2011          $669,112,569

2. During the fiscal year ended August 31, 2005, the Fund utilized $557,605,412 of capital loss carryforward to offset capital gains realized in that fiscal year. a

      a. Includes $489,935 of capital loss carryforwards acquired in the September 4, 2003 merger of Oppenheimer Trinity Core Fund.

3. During the fiscal year ended August 31, 2004, the Fund utilized $941,293,880 of capital loss carryforward to offset capital gains realized in that fiscal year. b

      b. Includes $485,908 of capital loss carryforwards acquired in the September 4, 2003 merger of Oppenheimer Trinity Core Fund.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                  REDUCTION TO                   INCREASE TO
                                   ACCUMULATED               ACCUMULATED NET
   INCREASE TO                  NET INVESTMENT                 REALIZED LOSS
   PAID-IN CAPITAL                      INCOME                ON INVESTMENTS
   -------------------------------------------------------------------------
   $       489,585              $      175,450              $        314,135


              73 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended August 31, 2005 and August 31, 2004 was as follows:

                                         YEAR ENDED         YEAR ENDED
                                    AUGUST 31, 2005    AUGUST 31, 2004
        --------------------------------------------------------------
        Distributions paid from:
        Ordinary income                $116,737,394       $ 52,898,285

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

        Federal tax cost of securities                $ 9,564,994,238
        Federal tax cost of other investments                 (39,358)
                                                      ----------------
        Total federal tax cost                        $ 9,564,954,880
                                                      ================
        Gross unrealized appreciation                 $ 2,207,793,783
        Gross unrealized depreciation                    (159,537,613)
                                                      ----------------
        Net unrealized appreciation                   $ 2,048,256,170
                                                      ================

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


              74 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 840 million shares of $.01 par value capital stock of each class. Transactions in shares of capital stock were as follows:

                                   YEAR ENDED AUGUST 31, 2005            YEAR ENDED AUGUST 31, 2004
                                    SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                            42,130,880    $ 1,462,992,163         44,245,000    $ 1,438,726,778
Dividends and/or
distributions reinvested         2,447,641         85,153,420          1,388,214         44,020,257
Acquisition-note 8                      --                 --            484,771         14,962,004
Redeemed                       (53,958,588)    (1,878,899,913)       (58,289,882)    (1,912,984,398)
                               ---------------------------------------------------------------------
Net decrease                    (9,380,067)   $  (330,754,330)       (12,171,897)   $  (415,275,359)
                               =====================================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                             6,104,800    $   205,311,660          9,896,057    $   310,880,353
Dividends and/or
distributions reinvested           186,907          6,324,963                 --                 --
Acquisition-note 8                      --                 --            345,711         10,354,684
Redeemed                       (30,807,076)    (1,037,316,528)       (32,038,724)    (1,010,200,891)
                               ---------------------------------------------------------------------
Net decrease                   (24,515,369)   $  (825,679,905)       (21,796,956)   $  (688,965,854)
                               =====================================================================


              75 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK Continued

                                YEAR ENDED AUGUST 31, 2005     YEAR ENDED AUGUST 31, 2004
                                   SHARES           AMOUNT        SHARES           AMOUNT
------------------------------------------------------------------------------------------
CLASS C
Sold                            3,496,633   $  117,639,447     5,098,506   $  160,379,276
Dividends and/or
distributions reinvested          155,120        5,247,695            --               --
Acquisition-note 8                     --               --       367,578       11,042,894
Redeemed                       (8,335,048)    (281,540,865)   (7,733,394)    (243,231,967)
                              ------------------------------------------------------------
Net decrease                   (4,683,295)  $ (158,653,723)   (2,267,310)  $  (71,809,797)
                              ============================================================

------------------------------------------------------------------------------------------
CLASS N
Sold                            1,948,358   $   66,956,350     2,668,652   $   86,070,838
Dividends and/or
distributions reinvested           45,108        1,553,077        15,059          473,180
Acquisition-note 8                     --               --       677,940       20,916,882
Redeemed                       (1,684,370)     (58,207,118)   (1,401,462)     (44,668,651)
                              ------------------------------------------------------------
Net increase                      309,096   $   10,302,309     1,960,189   $   62,792,249
                              ============================================================

------------------------------------------------------------------------------------------
CLASS Y
Sold                           11,089,312   $  389,600,005    15,199,324   $  503,145,210
Dividends and/or
distributions reinvested          270,489        9,431,944       140,639        4,469,511
Acquisition-note 8                     --               --         5,635          171,061
Redeemed                      (15,404,677)    (537,268,163)  (12,846,991)    (416,630,871)
                              ------------------------------------------------------------
Net increase (decrease)        (4,044,876)  $ (138,236,214)    2,498,607   $   91,154,911
                              ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2005, were as follows:

                                        PURCHASES              SALES
          ----------------------------------------------------------
          Investment securities   $ 9,303,864,885   $ 10,673,571,824

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $150 million, 0.55% of the next $150 million, and 0.45% of average annual net assets in excess of $500 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per


              76 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND account fee. For the year ended August 31, 2005, the Fund paid $23,806,119 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2005 for Class B, Class C and Class N shares were $29,821,763, $30,006,504 and $2,609,421, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


              77 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                        CLASS A         CLASS B         CLASS C         CLASS N
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------------------
August 31, 2005     $ 2,610,498        $ 32,005     $ 4,850,040       $ 127,421       $ 128,293

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of August 31, 2005, the Fund had outstanding foreign currency contracts as follows:

                                     CONTRACT   VALUATION AS OF
                        EXPIRATION     AMOUNT        AUGUST 31,     UNREALIZED
CONTRACT DESCRIPTION          DATE     (000s)              2005   DEPRECIATION
------------------------------------------------------------------------------
CONTRACTS TO SELL
Canadian Dollar [CAD]       9/1/05        47CAD        $ 39,358        $   221

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of August 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


              78 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of August 31, 2005, the Fund had on loan securities valued at $11,027,306. Collateral of $11,092,279 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
8. ACQUISITIONS OF OPPENHEIMER TRINITY CORE FUND AND OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500 INDEX FUND

OPPENHEIMER TRINITY CORE FUND. On September 4, 2003, the Fund acquired all of the net assets of Oppenheimer Trinity Core Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Trinity Core Fund shareholders on August 29, 2003. The Fund issued (at an exchange ratio of 0.253882 for Class A, 0.253734 for Class B, 0.254265 for Class C, 0.254948 for
Class N and 0.261826 for Class Y of the Fund to one share of Oppenheimer Trinity Core Fund), 172,551; 87,563; 62,625; 25,461 and 5,604 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $5,214,489, $2,561,203, $1,833,025, $761,793 and $170,083 in exchange for the net assets, resulting in combined Class A net assets of $7,168,850,638, Class B net assets of $2,939,047,258, Class C net assets of $1,205,256,245, Class N net assets of $81,166,505 and Class Y net assets of $465,470,533 on September 4, 2003. The net assets acquired included net unrealized appreciation of $1,073,398 and unused capital loss carryforward of $2,604,388 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500 INDEX FUND. On October 16, 2003, the Fund acquired all of the net assets of Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund shareholders on October 10, 2003. The Fund issued (at an exchange ratio of 0.254787 for Class A, 0.260413 for Class B, 0.260086 for Class C,
0.256107 for Class N and 0.258975 for Class Y of the Fund to one share of Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund), 312,220; 258,148; 304,963; 652,479


              79 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. ACQUISITIONS OF OPPENHEIMER TRINITY CORE FUND AND OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500 INDEX FUND Continued

and 31 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $9,747,515, $7,793,481, $9,209,869, $20,155,089 and $978 in exchange for the net assets, resulting in combined Class A net assets of $7,382,484,399, Class B net assets of $2,980,592,414, Class C net assets of $1,240,922,954, Class N net assets of $107,133,453 and Class Y net assets of $474,429,948 on October 16, 2003. The net assets acquired included net unrealized appreciation of $497,974 and no unused capital loss carryforward. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


              80 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER MAIN STREET FUND:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Fund, a series of Oppenheimer Main Street Funds, Inc., including the statement of investments, as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Fund as of August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
October 17, 2005


              81 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and

Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $12,250 in fiscal 2005 and $12,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and no such fees in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: seed money audit.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and no such fees in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of August 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Principal Protected Trust


By:    /s/ John V. Murphy
       ------------------
       John V. Murphy

       Principal Executive Officer

Date:  October 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ John V. Murphy
       ------------------
       John V. Murphy

       Principal Executive Officer

Date:  October 17, 2005


By:    /s/ Brian W. Wixted
       -------------------
       Brian W. Wixted

       Principal Financial Officer

Date:  October 17, 2005